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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-10223

ING Senior Income Fund

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange
Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2013

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Funds

Semi-Annual Report

August 31, 2013

ING Senior Income Fund

E-Delivery Sign-up – details inside

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund's investment objectives, risks, charges, expenses and other information. This information should be read carefully.

ING Senior Income Fund

SEMI-ANNUAL REPORT

August 31, 2013

Table of Contents

Portfolio Managers' Report	2
Statement of Assets and Liabilities	7
Statement of Operations	9
Statements of Changes in Net Assets	10
Statement of Cash Flows	11
Financial Highlights	12
Notes to Financial Statements	14
Portfolio of Investments	25
Additional Information	50
Shareholder Meeting Information	51

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ING Senior Income Fund

PORTFOLIO MANAGERS' REPORT

Dear Shareholders:

ING Senior Income Fund (the "Fund") is a continuously offered, diversified, closed-end management investment company that seeks to provide investors with a high level of monthly income. The Fund seeks to achieve this objective by investing under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in U.S. dollar denominated floating rate secured senior loans.

PORTFOLIO CHARACTERISTICS AS OF AUGUST 31, 2013
Net Assets	$826,658,966
Total Assets	$1,139,501,052
Assets Invested in Senior Loans	$1,097,301,172
Senior Loans Represented	403
Average Amount Outstanding per Loan	$2,722,832
Industries Represented	36
Average Loan Amount per Industry	$30,480,588
Portfolio Turnover Rate (YTD)	41%
Weighted Average Days to Interest Rate Reset	39
Average Loan Final Maturity	65 months
Total Leverage as a Percentage of Total Assets	17.60%

PERFORMANCE SUMMARY

During the period ended August 31, 2013, the Fund's Class A shares distributed total dividends of $0.46, resulting in an average annualized distribution rate(1) of 5.93%. The Fund's Class I and W shares each distributed total dividends of $0.48, resulting in an average annualized distribution rate(1) of 6.24% and 6.22%, respectively. During the same period, the Fund's Class B and Class C shares each distributed total dividends of $0.42, resulting in an average annualized distribution rate(1) of 5.44% and 5.45%, respectively.

The Fund's total return for the period ended August 31, 2013, excluding sales charges and based on full reinvestment of dividends, for Class A, Class B, Class C, Class I and Class W was 3.98%, 3.73%, 3.74%, 4.22%, and 4.13%, respectively. For the same period, the S&P/LSTA Leveraged Loan Index (the "Index")(2) had a total return of 1.98%.

MARKET REVIEW

Within the below-investment-grade-credit markets, the reporting period was marked by a noticeable divergence of both investor sentiment and investment performance. During the first half of the period, markets clearly benefited from continued loose monetary policy, benign credit conditions and global economic growth that was, at a minimum, consistent with tempered expectations. Against that backdrop, loans as measured by the Index, returned 1.62% from March through May. As the year progressed, however, the broad market became obsessed with the prospect of the U.S. Federal Reserve (the "Fed") beginning to reduce its long-running bond buying program, and with the near- and longer-term implications of such action. As a result, fixed income markets in June corrected in an unusually swift and violent fashion. Although loans were the best relative performer within the income category, they nonetheless experienced their first negative total return month of the year, losing 0.59%. The loss was largely due to selling pressure from high-yield bond funds, which met large redemptions by reducing their more liquid loan exposures; and to a surge in new-issue loan volume. As Fed comments were absorbed over the ensuing months, investors again embraced risk more readily and most markets recovered some if not all of the June losses. Loans posted a 0.99% total return

(1)  The distribution rate is calculated by annualizing dividends declared during the period using the 30/360 convention and dividing the resulting annualized dividend by the Fund's average month-end net asset value. The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management.

(2)  The Index is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's and the Loan Syndications and Trading Association ("LSTA") conceived the Index to establish a performance benchmark for the syndicated leveraged loan industry. The Index is not subject to any fees or expenses. An investor cannot invest directly in an index.

ING Senior Income Fund

PORTFOLIO MANAGERS' REPORT (continued)

during July, only to go essentially flat (-0.04%) in August as taper talk persisted.

While loan returns have fluctuated recently, market technical factors such as supply and demand, and fundamentals such as credit performance, remain reasonably sound. Visible inflows into the asset class consistently have been strong and generally balanced across retail funds and institutional portfolios. As a result of this demand, credit spreads have contracted, albeit from historically wide levels. Fortunately, a substantial increase in new loan supply since the end of the first calendar quarter has absorbed a good portion of those inflows. Despite having a slight dampening effect on secondary market prices, the new supply has provided a degree of stability to new issue spreads and yields. As measured by the Index, trailing default rates are up from recent lows, yet remain well inside the historical average for the asset class; forward default activity (adjusted for one large issuer likely to file for bankruptcy soon) appears to be relatively contained.

Portfolio Specifics: The Fund outperformed the Index for the period ended August 31, 2013, attributable largely to favorable relative value positioning within the secured loan asset class and the use of leverage for investment purposes. Use of leverage has remained within our target range. The Fund continues to invest actively in loans issued at a slight discount in the new issue market and, in virtually all cases, with LIBOR(1) floors, i.e., a minimum LIBOR paid by the issuer pursuant to the underlying loan agreements. In addition, overall exposure to loans issued by borderline investment grade borrowers (those with credit ratings of BBB and strong BB) was reduced as yields on these particular loans compressed to unacceptable levels. The reduction of issuers at the highest-rated end of the below-investment-grade credit spectrum did not materially impact the overall credit quality of the portfolio: just fewer than 71% of loan assets carry a Moody's rating of "B1" or higher, compared to 69.5% at the beginning of the fiscal period.

While relative performance remained quite favorable, absolute returns were impacted by the decline in credit spreads noted above, which effectively lowered the yield on the Fund's loan assets. As of period-end, the Fund had a weighted average nominal spread of 4.00%, compared to 4.43% at the beginning of the period. For the same periods the weighted average coupon including LIBOR floors was 5.00% and 5.53%, respectively.

While we expect the re-pricing trend to persist, there are signs which indicate the pace is slowing.

Fundamental credit performance remained solid during the reporting period although there was a slight uptick in the Fund's default rate. Four of seven new defaults were technical in nature, related to procedural bankruptcy filings necessary in order to consummate a large merger.

TOP TEN SENIOR LOAN ISSUERS AS OF AUGUST 31, 2013 AS A PERCENTAGE OF:
	TOTAL ASSETS	NET ASSETS
FMG Resources (August 2006) Pty Ltd	1.4%	1.9%
BJs Wholesale Club	1.4%	1.9%
Asurion, LLC	1.2%	1.6%
Valeant Pharmaceuticals International, Inc.	1.1%	1.5%
Univision Communications, Inc.	1.1%	1.5%
Ineos US Finance LLC	1.0%	1.5%
Rexnord Corporation / RBS Global, Inc.	1.0%	1.4%
Virgin Media Investment Holdings Limited	1.0%	1.3%
Reynolds Group Holdings Inc	0.9%	1.3%
American Airlines, Inc.	0.9%	1.3%
TOP TEN INDUSTRY SECTORS AS OF AUGUST 31, 2013 AS A PERCENTAGE OF:
	TOTAL ASSETS	NET ASSETS
Business Equipment & Services	11.0%	15.2%
Electronics/Electrical	7.9%	10.9%
Health Care	7.2%	10.0%
Retailers (Except Food & Drug)	7.1%	9.8%
Chemicals & Plastics	6.0%	8.3%
Industrial Equipment	5.7%	7.8%
Telecommunications	4.9%	6.8%
Lodging & Casinos	4.5%	6.2%
Cable & Satellite Television	3.5%	4.8%
Radio & Television	3.4%	4.7%

(1)  LIBOR stands for London Interbank Offered Rate, an average interest rate that leading commercial banks pay to borrow from other banks. LIBOR is a primary benchmark for short-term interest rates around the world.

ING Senior Income Fund

PORTFOLIO MANAGERS' REPORT (continued)

Each of these loans was reinstated at full face value. None of the defaults had a material impact on the Fund's NAV during the period.

The Fund's top industry exposures at the end of the period were business equipment/services, electronics, healthcare and retail; all were either neutral or slightly beneficial to relative returns during the period. Regarding specific issuer allocation, the Fund held positions in three of the five largest contributors to Index performance during the fiscal quarter: Chrysler Group LLC, FMG Resources Pty Ltd. and Clear Channel Communications, Inc. These contributions were partially offset by positions in three of the largest detractors: Cengage Learning, Longview Power, LLC and Getty Images.

The Fund continues to be well diversified with 317 issuers and 36 different industry sectors represented in the portfolio. The average issuer exposure as of August 31, 2013 stood at 0.32%, while the average industry sector exposure was 2.78%. Both measures were largely unchanged from the prior reporting period.

Current Strategy and Outlook: Looking ahead, assuming an even-keeled macroeconomic backdrop, and supposing we can side-step any self-inflicted political landmines, in our opinion, we envision a technically robust finale to the year in the global loan market. Given concerns over rising interest rates, modest default expectations and a slow but resilient U.S. economy, we believe new investment into the asset class will likely remain robust. New loan supply will remain the wildcard, hopefully fueled by expanding merger and acquisition business after a long period of subdued activity. Should these factors play out favorably, loans, given their attractive absolute and relative yields and their unique structural features, we believe would likely remain a favored allocation within diversified portfolios.

Jeffrey A. Bakalar Senior Vice President Managing Director ING Investment Management Co. LLC	Daniel A. Norman Senior Vice President Managing Director ING Investment Management Co. LLC

ING Senior Income Fund
October 1, 2013

Ratings Distribution as of August 31, 2013
Ba	32.55%
B	58.19%
Caa and below	5.68%
Not rated*	3.58%

Ratings distribution shows the percentage of the Fund's loan commitments (excluding cash and foreign cash) that are rated in each ratings category, based upon the categories provided by Moody's Investors Service, Inc. Ratings distribution is based on Moody's senior secured facility ratings. Moody's ratings classification methodology: Aaa rating denotes the least credit risk; C rating denotes the greatest credit risk. Loans rated below Baa by Moody's are considered to be below investment grade. Ratings can change from time to time, and current ratings may not fully reflect the actual credit condition or risks posed by a loan.

*  Not rated includes loans to non-U.S. borrowers (which are typically unrated) and loans for which the rating has been withdrawn.

ING Senior Income Fund

PORTFOLIO MANAGERS' REPORT (continued)

	Average Annual Total Net Returns for the Periods Ended August 31, 2013
	1 Year	3 Years	5 Years	10 Years	Since Inception of Classes I and W April 15, 2008
Including Sales Charge:
Class A(1)	7.65%	7.73%	5.78%	4.15%	—
Class B(2)	7.02%	7.55%	5.65%	4.15%	—
Class C(3)	8.96%	8.10%	5.79%	4.14%	—
Class I	10.85%	9.00%	6.67%	—	6.62%
Class W	10.90%	8.94%	6.66%	—	6.65%
Excluding Sales Charge:
Class A	10.44%	8.64%	6.32%	4.66%	—
Class B	10.02%	8.13%	5.81%	4.15%	—
Class C	9.96%	8.10%	5.79%	4.14%	—
Class I	10.85%	9.00%	6.67%	—	6.62%
Class W	10.90%	8.94%	6.66%	—	6.65%
S&P/LSTA Leveraged Loan Index(4)	5.90%	6.36%	6.79%	5.39%	6.75%

Total net returns reflect that ING Investments, LLC (the Fund's "Investment Adviser") may have waived, reimbursed or recouped fees and expenses otherwise payable by the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund's future performance may be lower or higher than the performance data shown. Please log on to www.inginvestment.com or call (800) 992-0180 to get performance through the most recent month-end.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)  Return calculations for the period beginning April 2, 2001 through June 30, 2002, reflect no deduction of a front-end sales charge. Return calculations for the period beginning July 1, 2002 through October 10, 2004, reflect deduction of the maximum Class A sales charge of 4.75%. Return calculations with a starting date after October 11, 2004 are based on a 2.50% sales charge. There is no front-end sales charge if you purchase Class A common shares in an amount of $1 million or more. However, the shares will be subject to a 1.00% Early Withdrawal Charge ("EWC") if they are repurchased by the Fund within one year of purchase.

(2)  Class B maximum EWC is 3.00% in the first year, declining to 1.00% in the fifth year and eliminated thereafter.

(3)  Class C maximum EWC is 1.00% for the first year.

(4)  Source: S&P/Loan Syndications and Trading Association. The S&P/LSTA Leveraged Loan Index is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's and the LSTA conceived the Index to establish a performance benchmark for the syndicated leveraged loan industry. An investor cannot invest directly in an index.

ING Senior Income Fund

PORTFOLIO MANAGERS' REPORT (continued)

YIELDS AND DISTRIBUTION RATES
	30-Day SEC Yields(1)
	Class A	Class B	Class C	Class I	Class W
August 31, 2013	4.97%	4.59%	4.62%	5.41%	5.36%
February 28, 2013	7.20%	8.43%	6.90%	7.64%	7.59%
	Average Annualized Distribution Rates(2)
	Class A	Class B	Class C	Class I	Class W
August 31, 2013	5.93%	5.44%	5.45%	6.24%	6.22%
February 28, 2013	7.28%	6.80%	6.81%	7.54%	7.51%

(1)  Yield is calculated by dividing the Fund's net investment income per share for the most recent thirty days by the net asset value. Yield calculations do not include any commissions or sales charges, and are compounded for six months and annualized for a twelve-month period to derive the Fund's yield consistent with the Securities Exchange Commission standardized yield formula for open-end investment companies.

(2)  The distribution rate is calculated by annualizing dividends declared during the period and dividing the resulting annualized dividend by the Fund's average month-end net asset value. The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management.

Risk is inherent in all investing. The following are the principal risks associated with investing in the Fund. This is not, and is not intended to be, a description of all risks of investing in the Fund. A more detailed description of the risks of investing in the Fund is contained in the Fund's current prospectus.

Credit Risk: The Fund invests a substantial portion of its assets in below investment grade senior loans and other below investment grade assets. Below investment-grade loans commonly known as high-yielding, high risk investments or as "junk" investments involve a greater risk that borrowers may not make timely payment of the interest and principal due on their loans. They also involve a greater risk that the value of such loans could decline significantly. If borrowers do not make timely payments of the interest due on their loans, the yield on the Fund's Common Shares will decrease. If borrowers do not make timely payment of the principal due on their loans, or if the value of such loans decreases, the value of the Fund's net asset value ("NAV") will decrease.

Interest Rate Risk: Changes in short-term market interest rates will directly affect the yield on the Fund's common shares. If short-term market interest rates fall, the yield on the Fund will also fall. To the extent that the credit spreads on loans in the Fund experience a general decline, the yield on the Fund will fall and the value of the Fund's assets may decrease, which will cause the Fund's value to decrease. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on assets in the Fund's portfolio, the impact of rising rates will be delayed to the extent of such lag. The Fund may lose money if short-term or long-term interest rates rise sharply or otherwise change in a manner not anticipated by the sub-adviser. As of the date of this report, interest rates in the United States are at, or near, historic lows, which may increase the Fund's exposure to risks associated with rising interest rates.

Leverage Risk: The Fund's use of leverage through borrowings or the issuance of preferred shares can adversely affect the yield on the Fund's Common Shares. To the extent that the Fund is unable to invest the proceeds from the use of leverage in assets which pay interest at a rate which exceeds the rate paid on the leverage, the yield on the Fund's Common Shares will decrease. In addition, in the event of a general market decline in the value of assets such as those in which the Fund invests, the effect of that decline will be magnified in the Fund because of the additional assets purchased with the proceeds of the leverage. The Fund also faces the risk that it might have to sell assets at relatively less advantageous times if it were forced to de-leverage if a source of leverage becomes unavailable.

Liquidity Risk: The Fund does not repurchase its shares on a daily basis and no market for the Fund's Common Shares is expected to exist. To provide a measure of liquidity, the Fund will normally make monthly repurchase offers of not more than 10% of its outstanding Common Shares. If more than the respective monthly repurchase offer of Common Shares are tendered, investors may not be able to completely liquidate their holdings in any one month. Shareholders also will not have liquidity between these monthly repurchase dates.

ING Senior Income Fund

STATEMENT OF ASSETS AND LIABILITIES as of August 31, 2013 (Unaudited)

ASSETS:
Investments in securities at value (Cost $1,106,932,279)	$1,102,054,327
Cash	183,079
Foreign currencies at value (Cost $5,542,338)	5,488,073
Receivables:
Investment securities sold	17,334,814
Fund shares sold	8,336,291
Dividends and interest	5,701,654
Other	1,748
Unrealized appreciation on foreign currency contracts	320,438
Unrealized appreciation on unfunded commitments	8,475
Prepaid expenses	72,153
Total assets	1,139,501,052
LIABILITIES:
Payable for investment securities purchased	107,509,388
Notes payable	200,500,000
Accrued interest payable	118,257
Payable for investment management fees	685,996
Payable for administrative fees	83,397
Payable for shareholder service and distribution fees	261,649
Income distribution payable	3,291,072
Unrealized depreciation on foreign currency contracts	29,932
Accrued trustees fees	9,649
Other accrued expenses and liabilities	352,746
Total liabilities	312,842,086
NET ASSETS	$826,658,966
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,103,448,415
Distributions in excess of net investment income	(4,424,002)
Accumulated net realized loss	(267,701,363)
Net unrealized depreciation	(4,664,084)
NET ASSETS	$826,658,966

See Accompanying Notes to Financial Statements

ING Senior Income Fund

STATEMENT OF ASSETS AND LIABILITIES as of August 31, 2013 (Unaudited) (continued)

Class A
Net assets	$346,195,392
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	25,807,555
Net asset value and redemption price per share	$13.41
Maximum offering price per share (2.50%)(1)	$13.75
Class B
Net assets	$628,846
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	46,999
Net asset value and redemption price per share(2)	$13.38
Class C
Net assets	$312,342,083
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	23,321,162
Net asset value and redemption price per share(2)	$13.39
Class I
Net assets	$87,583,122
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	6,542,899
Net asset value and redemption price per share	$13.39
Class W
Net assets	$79,909,523
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	5,948,548
Net asset value and redemption price per share	$13.43

(1)  Maximum offering price is computed at 100/97.50 of net asset value. On purchases of $100,000 or more, the offering price is reduced.

(2)  Redemption price per share may be reduced for any applicable contingent deferred sales charge.

See Accompanying Notes to Financial Statements

ING Senior Income Fund

STATEMENT OF OPERATIONS for the Period Ended August 31, 2013 (Unaudited)

INVESTMENT INCOME:
Dividends	$198,611
Interest	23,332,495
Amendment fees earned	1,052,827
Other	1,224,228
Total investment income	25,808,161
EXPENSES:
Investment management fees	3,501,006
Administration fees	437,626
Distribution and service fees:
Class A	346,498
Class B	3,209
Class C	1,084,721
Transfer agent fees:
Class A	107,210
Class B	248
Class C	112,008
Class I	6,733
Class W	26,375
Interest expense	1,170,579
Custodian fees	183,541
Professional fees	45,347
Trustees fees	7,427
Registration fees	46,235
Shareholder reporting expense	77,025
Miscellaneous expense	33,471
Total expenses	7,189,259
Less:
Net recouped fees	4,952
Net expenses	7,194,211
Net investment income	18,613,950
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	11,809,487
Foreign forward currency contracts	9,768
Foreign currency related transactions	(467,853)
Net realized gain	11,351,402
Net change in unrealized appreciation (depreciation) on:
Investments	(4,610,938)
Foreign forward currency contracts	(323,481)
Foreign currency related transactions	(393,946)
Unfunded commitments	8,225
Net change in unrealized appreciation (depreciation)	(5,320,140)
Net realized and unrealized gain	6,031,262
Increase in net assets resulting from operations	$24,645,212

See Accompanying Notes to Financial Statements

ING Senior Income Fund

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Period Ended August 31, 2013	Year Ended February 28, 2013
FROM OPERATIONS:
Net investment income	$18,613,950	$38,197,820
Net realized gain (loss)	11,351,402	(4,332,376)
Net change in unrealized appreciation (depreciation)	(5,320,140)	29,945,264
Increase in net assets resulting from operations	24,645,212	63,810,708
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	(9,195,315)	(17,042,206)
Class B	(20,011)	(273,456)
Class C	(8,988,772)	(18,289,241)
Class I	(2,001,706)	(2,222,292)
Class W	(2,349,464)	(1,501,284)
Decrease in net assets from distributions to shareholders	(22,555,268)	(39,328,479)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	311,459,716	134,361,605
Reinvestment of distributions	3,442,151	14,341,983
	314,901,867	148,703,588
Cost of shares repurchased	(76,943,911)	(154,696,024)
Net increase (decrease) in net assets resulting from capital share transactions	237,957,956	(5,992,436)
Net increase in net assets	240,047,900	18,489,793
NET ASSETS:
Beginning of year or period	586,611,066	568,121,273
End of year or period	$826,658,966	$586,611,066
Distributions in excess of net investment income at end of year or period	$(4,424,002)	$(482,684)

See Accompanying Notes to Financial Statements

ING Senior Income Fund

STATEMENT OF CASH FLOWS for the Period Ended August 31, 2013 (Unaudited)

INCREASE (DECREASE) IN CASH
Cash Flows From Operating Activities:
Interest received	$19,891,015
Dividends received	198,611
Other income received	2,276,481
Interest paid	(1,090,541)
Other operating expenses paid	(5,828,489)
Purchases of securities	(617,896,871)
Proceeds on sale of securities	354,977,624
Net cash provided by operating activities	(247,472,170)
Cash Flows From Financing Activities:
Distributions paid to common shareholders	(18,611,901)
Proceeds from shares sold	308,134,177
Disbursements for shares repurchased	(76,943,911)
Net increase in notes payable	31,500,000
Net cash flows used in financing activities	244,078,365
Cash Impact from Foreign Exchange Fluctuations
Cash impact from foreign exchange fluctuations	(53,910)
Cash
Net decrease in cash	(3,447,715)
Cash and foreign currency at beginning of year or period	9,118,867
Cash and foreign currency at end of year or period	$5,671,152
Reconciliation of Increase in Net Assets Resulting from Operations to Net Cash provided by Operating Activities:
Increase in net assets resulting from operations	$24,645,212
Adjustments to reconcile increase in net assets resulting from operations to net cash provided by operating activities:
Change in unrealized appreciation or depreciation on investments	4,610,938
Change in unrealized appreciation or depreciation on forward currency contracts	323,481
Change in unrealized appreciation or depreciation on unfunded commitments	(8,225)
Change in unrealized appreciation or depreciation on other assets and liabilities	393,946
Accretion of discounts on investments	(1,820,743)
Net amortization of premiums on investments	263,423
Net realized gain on sale of investments, forward foreign currency contracts and foreign currency related transactions	(11,351,402)
Purchases of securities	(617,896,871)
Proceeds from disposition of securities	354,977,624
Increase in other assets	(574)
Increase in interest receivable	(1,884,160)
Increase in reimbursement due from manager	18,821
Increase in prepaid expenses	(51,475)
Increase in accrued interest payable	80,038
Increase in payable for investment management fees	200,073
Increase in payable for administrative fees	26,929
Increase in payable for shareholder service and distribution fees	69,074
Decrease in accrued trustee fees	(1,195)
Decrease in accrued expenses	(67,084)
Total adjustments	(272,117,382)
Net cash provided by operating activities	$(247,472,170)
Non Cash Financing Activities
Receivable for shares sold	$8,336,291
Reinvestment of distributions	$3,442,151

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Per Share Operating Performance
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains on investments	Distributions from return of capital	Total distributions	Net asset value, end of year or period	Total Investment Return(1)
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)
Class A
08-31-13	13.34	0.37		0.16	0.53	(0.46)	—	—	(0.46)	13.41	3.98
02-28-13	12.76	0.95		0.60	1.55	(0.97)	—	—	(0.97)	13.34	12.56
02-29-12	13.40	0.75		(0.75)	(0.00)**	(0.64)	—	—	(0.64)	12.76	0.13
02-28-11	12.60	0.52		0.89	1.41	(0.57)	—	(0.04)	(0.61)	13.40	11.52
02-28-10	8.74	0.50	*	4.01	4.51	(0.65)	—	—	(0.65)	12.60	52.65
02-28-09	13.21	0.77		(4.47)	(3.70)	(0.77)	—	—	(0.77)	8.74	(29.08	)(a)
02-29-08	15.57	1.04		(2.35)	(1.31)	(0.95)	(0.03)	(0.07)	(1.05)	13.21	(8.94)
02-28-07	15.56	1.01		0.02	1.03	(1.02)	—	—	(1.02)	15.57	6.84
02-28-06	15.59	0.78		(0.03)	0.75	(0.78)	—	—	(0.78)	15.56	4.96
02-28-05	15.47	0.55		0.18	0.73	(0.56)	(0.05)	—	(0.61)	15.59	4.80
02-29-04	14.83	0.61		0.69	1.30	(0.64)	(0.02)	—	(0.66)	15.47	8.93
Class B
08-31-13	13.31	0.35		0.14	0.49	(0.42)	—	—	(0.42)	13.38	3.73
02-28-13	12.72	1.17		0.33	1.50	(0.91)	—	—	(0.91)	13.31	12.13
02-29-12	13.36	0.72		(0.78)	(0.06)	(0.58)	—	—	(0.58)	12.72	(0.38)
02-28-11	12.57	0.43		0.91	1.34	(0.51)	—	(0.04)	(0.55)	13.36	10.92
02-28-10	8.71	0.45	*	4.00	4.45	(0.59)	—	—	(0.59)	12.57	52.11
02-28-09	13.17	0.70		(4.45)	(3.75)	(0.71)	—	—	(0.71)	8.71	(29.47	)(a)
02-29-08	15.53	0.96		(2.34)	(1.38)	(0.94)	(0.03)	(0.01)	(0.98)	13.17	(9.43)
02-28-07	15.53	0.92		0.02	0.94	(0.94)	—	—	(0.94)	15.53	6.26
02-28-06	15.57	0.70		(0.04)	0.66	(0.70)	—	—	(0.70)	15.53	4.37
02-28-05	15.45	0.47	*	0.18	0.65	(0.48)	(0.05)	—	(0.53)	15.57	4.28
02-29-04	14.82	0.53		0.69	1.22	(0.57)	(0.02)	—	(0.59)	15.45	8.33
Class C
08-31-13	13.32	0.35		0.14	0.49	(0.42)	—	—	(0.42)	13.39	3.74
02-28-13	12.74	0.88		0.61	1.49	(0.91)	—	—	(0.91)	13.32	12.05
02-29-12	13.38	0.68		(0.74)	(0.06)	(0.58)	—	—	(0.58)	12.74	(0.38)
02-28-11	12.58	0.48		0.87	1.35	(0.51)	—	(0.04)	(0.55)	13.38	10.99
02-28-10	8.73	0.45	*	3.99	4.44	(0.59)	—	—	(0.59)	12.58	51.87
02-28-09	13.19	0.71		(4.46)	(3.75)	(0.71)	—	—	(0.71)	8.73	(29.42	)(a)
02-29-08	15.55	0.96		(2.34)	(1.38)	(0.88)	(0.03)	(0.07)	(0.98)	13.19	(9.42)
02-28-07	15.55	0.93		0.01	0.94	(0.94)	—	—	(0.94)	15.55	6.25
02-28-06	15.58	0.70		(0.03)	0.67	(0.70)	—	—	(0.70)	15.55	4.44
02-28-05	15.46	0.47		0.18	0.65	(0.48)	(0.05)	—	(0.53)	15.58	4.28
02-29-04	14.82	0.53		0.70	1.23	(0.57)	(0.02)	—	(0.59)	15.46	8.40
Class I
08-31-13	13.31	0.38		0.18	0.56	(0.48)	—	—	(0.48)	13.39	4.22
02-28-13	12.73	0.99		0.59	1.58	(1.00)	—	—	(1.00)	13.31	12.87
02-29-12	13.37	0.71		(0.68)	0.03	(0.67)	—	—	(0.67)	12.73	0.38
02-28-11	12.54	0.63		0.84	1.47	(0.60)	—	(0.04)	(0.64)	13.37	12.05
02-28-10	8.67	0.51	*	4.01	4.52	(0.65)	—	—	(0.65)	12.54	53.19
04-15-08(4)-02-28-09	13.24	0.66		(4.61)	(3.95)	(0.62)	—	—	(0.62)	8.67	(30.38	)(a)
Class W
08-31-13	13.36	0.39		0.16	0.55	(0.48)	—	—	(0.48)	13.43	4.13
02-28-13	12.76	0.98		0.62	1.60	(1.00)	—	—	(1.00)	13.36	13.00
02-29-12	13.40	0.78		(0.75)	0.03	(0.67)	—	—	(0.67)	12.76	0.38
02-28-11	12.60	0.57		0.87	1.44	(0.60)	—	(0.04)	(0.64)	13.40	11.75
02-28-10	8.71	0.52	*	4.02	4.54	(0.65)	—	—	(0.65)	12.60	53.18
04-15-08(4)-02-28-09	13.24	0.65		(4.56)	(3.91)	(0.62)	—	—	(0.62)	8.71	(30.07	)(a)

	Ratios to average net assets after reimbursement/ recoupment			Ratios to average net assets before reimbursement/ recoupment						Supplemental data
	Expenses (before interest and other fees related to revolving credit facility)(2)(3)	Expenses (with interest and other fees related to revolving credit facility)(2)(3)	Net investment income (loss)(2)(3)	Expenses (before interest and other fees related to revolving credit facility)(3)		Expenses (with interest and other fees related to revolving credit facility)(3)		Net investment income (loss)(3)		Net assets, end of year or period	Portfolio Turnover
Year or period ended	(%)	(%)	(%)	(%)		(%)		(%)		($000's)	(%)
Class A
08-31-13	1.59	1.92	5.50	1.58		1.91		5.51		346,195	41
02-28-13	1.66	2.14	7.23	1.68		2.16		7.21		234,056	94
02-29-12	1.63	2.09	5.54	1.66		2.13		5.51		237,853	68
02-28-11	1.52	1.93	4.27	1.51		1.92		4.28		400,327	64
02-28-10	1.46	1.82	4.44	1.61	(5)	1.97	(5)	4.29	(5)	455,482	39
02-28-09	1.61	2.81	6.52	1.71		2.91		6.42		278,225	10
02-29-08	1.53	2.81	6.85	1.53		2.81		6.85		595,017	56
02-28-07	1.50	2.56	6.42	1.48		2.54		6.44		998,140	57
02-28-06	1.50	2.20	4.98	1.48		2.18		5.00		918,621	82
02-28-05	1.34	1.45	6.49	1.35		1.46		3.48		736,740	82
02-29-04	1.36	1.43	3.84	1.46		1.53		3.74		172,975	72
Class B
08-31-13	2.09	2.43	5.13	2.33		2.67		4.89		629	41
02-28-13	2.16	2.64	6.67	2.43		2.91		6.40		694	94
02-29-12	2.13	2.59	5.01	2.41		2.87		4.73		10,670	68
02-28-11	2.02	2.42	3.75	2.26		2.66		3.51		24,293	64
02-28-10	1.96	2.32	4.04	2.36	(5)	2.72	(5)	3.64	(5)	34,655	39
02-28-09	2.11	3.31	6.02	2.46		3.66		5.67		32,838	10
02-29-08	2.04	3.35	6.36	2.29		3.60		6.11		75,885	56
02-28-07	2.00	3.06	5.91	2.23		3.29		5.68		111,749	57
02-28-06	1.99	2.69	4.45	1.97		2.67		4.47		120,254	82
02-28-05	1.87	1.94	2.93	2.13		2.19		2.67		125,200	82
02-29-04	1.87	1.97	3.47	2.22		2.31		3.13		62,852	72
Class C
08-31-13	2.07	2.41	5.09	2.06		2.40		5.10		312,342	41
02-28-13	2.14	2.62	6.75	2.16		2.64		6.73		265,812	94
02-29-12	2.13	2.59	5.11	2.16		2.63		5.08		273,361	68
02-28-11	2.02	2.43	3.78	2.01		2.42		3.79		354,965	64
02-28-10	1.96	2.32	3.98	2.11	(5)	2.47	(5)	3.83	(5)	388,111	39
02-28-09	2.11	3.31	6.02	2.21		3.41		5.92		280,599	10
02-29-08	2.04	3.35	6.35	2.04		3.35		6.35		625,516	56
02-28-07	2.00	3.06	5.92	1.98		3.04		5.93		927,950	57
02-28-06	1.99	2.69	4.46	1.97		2.67		4.48		923,549	82
02-28-05	1.83	1.94	2.88	1.83		1.95		2.87		830,584	82
02-29-04	1.86	1.94	3.38	1.96		2.04		3.28		275,849	72
Class I
08-31-13	1.28	1.61	5.65	1.27		1.60		5.66		87,583	41
02-28-13	1.41	1.89	7.50	1.43		1.91		7.48		36,900	94
02-29-12	1.38	1.84	6.19	1.41		1.88		6.16		27,051	68
02-28-11	1.27	1.68	4.71	1.26		1.67		4.72		3,977	64
02-28-10	1.21	1.57	4.42	1.36	(5)	1.72	(5)	4.27	(5)	26	39
04-15-08(4)-02-28-09	1.26	2.46	6.87	1.36		2.56		6.77		2	10
Class W
08-31-13	1.34	1.67	5.75	1.33		1.66		5.76		79,910	41
02-28-13	1.41	1.89	7.40	1.43		1.91		7.38		49,149	94
02-29-12	1.38	1.84	5.82	1.41		1.88		5.79		19,186	68
02-28-11	1.27	1.68	4.52	1.26		1.67		4.53		26,353	64
02-28-10	1.21	1.57	4.47	1.36	(5)	1.72	(5)	4.32	(5)	27,950	39
04-15-08(4)-02-28-09	1.21	2.56	8.25	1.31		2.66		8.15		4,202	10

(1)  Total investment return has been calculated assuming a purchase at the beginning of each period and a sale at the end of each period and assumes reinvestment of dividends, capital gain distributions and return of capital distributions/allocations, if any, on the dividend/distribution date. Total investment return does not include sales load.

(2)  The Investment Adviser has agreed to limit expenses excluding interest, taxes, brokerage commissions, leverage expenses, other investment related costs and extraordinary expenses, subject to possible recoupment by the Investment Adviser within three years to the following: Class A – 0.90% of Managed Assets plus 0.45% of average daily net assets; Class B – 0.90% of Managed

Assets plus 1.20% of average daily net assets; Class C – 0.90% of Managed Assets plus 0.95% of average daily net assets; Class I – 0.90% of Managed Assets plus 0.20% of average daily net assets; and Class W – 0.90% of Managed Assets plus 0.20% of average daily net assets.

(3)  Annualized for periods less than one year.

(4)  Commencement of operations.

(5)  Includes excise tax fully reimbursed by the Investment Advisor.

*  Calculated using average amount of shares outstanding throughout the period.

**  Amount is less than $0.005 or more than $(0.005).

(a)  There was no impact on total return due to payments by affiliates.

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

	Supplemental data
	Borrowings at end of year or period	Asset coverage per $1,000 of debt	Average borrowings(1)	Shares outstanding at end of year or period
Year or period ended	($000's)	($)	($000's)	(000's)
Class A
08-31-13	200,500	5,120	90,755	25,808
02-28-13	169,000	4,470	191,959	17,541
02-29-12	202,000	3,810	208,126	18,644
02-28-11	183,000	5,430	158,805	29,876
02-28-10	108,000	9,390	94,368	36,155
02-28-09	152,000	5,080	288,762	31,849
02-29-08	544,000	3,484	426,164	45,039
02-28-07	237,000	10,171	404,137	64,122
02-28-06	389,000	6,519	325,044	59,029
02-28-05	163,000	1,251	34,767	47,252
02-29-04	—	—	20,771	11,180
Class B
08-31-13	200,500	5,120	90,755	47
02-28-13	169,000	4,470	191,959	52
02-29-12	202,000	3,810	208,126	839
02-28-11	183,000	5,430	158,805	1,818
02-28-10	108,000	9,390	94,368	2,758
02-28-09	152,000	5,080	288,762	3,768
02-29-08	544,000	3,484	426,164	5,760
02-28-07	237,000	10,171	404,137	7,195
02-28-06	389,000	6,519	325,044	7,742
02-28-05	163,000	1,251	34,767	8,043
02-29-04	—	—	20,771	4,068
Class C
08-31-13	200,500	5,120	90,755	23,321
02-28-13	169,000	4,470	191,959	19,949
02-29-12	202,000	3,810	208,126	21,454
02-28-11	183,000	5,430	158,805	26,522
02-28-10	108,000	9,390	94,368	30,843
02-28-09	152,000	5,080	288,762	32,152
02-29-08	544,000	3,484	426,164	47,406
02-28-07	237,000	10,171	404,137	59,679
02-28-06	389,000	6,519	325,044	59,402
02-28-05	163,000	1,251	34,767	53,316
02-29-04	—	—	20,771	17,841
Class I
08-31-13	200,500	5,120	90,755	6,543
02-28-13	169,000	4,470	191,959	2,772
02-29-12	202,000	3,810	208,126	2,126
02-28-11	183,000	5,430	158,805	297
02-28-10	108,000	9,390	94,368	2
04-15-08(2)-02-28-09	152,000	5,080	288,762	0 *
Class W
08-31-13	200,500	5,120	90,755	5,949
02-28-13	169,000	4,470	191,959	3,678
02-29-12	202,000	3,810	208,126	1,503
02-28-11	183,000	5,430	158,805	1,966
02-28-10	108,000	9,390	94,368	2,219
04-15-08(2)-02-28-09	152,000	5,080	288,762	482

(1)  Based on the active days of borrowing.

(2)  Commencement of operations.

*  Amount is less than 500.

See Accompanying Notes to Financial Statements

ING Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2013 (Unaudited)

NOTE 1 — ORGANIZATION

ING Senior Income Fund (the "Fund"), a Delaware statutory trust, is registered under the Investment Company Act of 1940 as amended, (the "1940 Act"), as a continuously-offered, diversified, closed-end, management investment company. The Fund invests at least 80% of its net assets, plus the amount of any borrowings, for investment purposes, in U.S. dollar denominated, floating rate secured senior loans, which generally are not registered under the Securities Act of 1933 as amended (the "'33 Act"), and contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates. Effective April 2, 2001, the Fund commenced the offering of Class A, Class B and Class C shares to the public. Effective April 15, 2008, the Fund commenced the offering of Class I and Class W shares to the public.

The Fund currently has five classes of shares: A, B, C, I and W. Class A shares are subject to a sales charge of up to 2.50%. Class A shares purchased in excess of $1,000,000 are not subject to a sales charge but are subject to an Early Withdrawal Charge ("EWC") of 1.00% within one year of purchase. Class A shares are issued upon conversion of Class B shares eight years after purchase or through an exchange of Class A shares of certain ING Funds. Class B shares are subject to an EWC of up to 3.00% over the five-year period after purchase and Class C shares are subject to an EWC of 1.00% during the first year after purchase.

To maintain a measure of liquidity, the Fund offers to repurchase between 5% and 25% of its outstanding common shares on a monthly basis. This is a fundamental policy that cannot be changed without shareholder approval. The Fund may not repurchase more than 25% of its outstanding common shares in any calendar quarter. Other than these monthly repurchases, no market for the Fund's common shares is expected to exist. The separate classes of shares differ principally in their distribution fees and shareholder servicing fees. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the portfolio pro rata on the average daily net assets of each class, without distinction between share classes. Differences in the per share dividend rates generally result from differences in separate class expenses, including distribution fees and shareholder servicing fees.

Class B common shares of the Fund are closed to new investment, provided that: (1) Class B common shares of the Fund may be purchased through the reinvestment of dividends issued by the Fund; and (2) subject to the terms and conditions of relevant exchange privileges and as permitted under their respective prospectuses, Class B common shares of the Fund may be acquired through exchange of Class B shares of other funds in the ING mutual funds complex for the Fund's Class B common shares.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles.

A.  Senior Loan and Other Security Valuation. All Senior loans and other securities are recorded at their estimated fair value, as described below. Senior loans held by the Fund are normally valued at the average of the means of one or more bid and asked quotations obtained from a pricing service or other sources determined by the Board of Trustees (the "Board") to be independent and believed to be reliable. Loans for which reliable market value quotations are not readily available may be valued with reference to another loan or a group of loans for which quotations are more readily available and whose characteristics are comparable to the loan being valued. Under this approach, the comparable loan or loans serve as a proxy for changes in value of the loan being valued.

The Fund has engaged an independent pricing service to provide quotations from dealers in loans and to calculate values under the proxy procedure described above. It is expected that most of the loans held by the Fund will be valued with reference to quotations from the independent pricing

ING Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2013 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

service or with reference to the proxy procedure described above. As of August 31, 2013, 100.0% of total loans were valued based on these procedures.

Prices from a pricing service may not be available for all loans and the Investment Adviser or ING Investment Management Co. LLC ("ING IM" or the "Sub-Adviser"), may believe that the price for a loan derived from market quotations or the proxy procedure described above is not reliable or accurate. Among other reasons, this may be the result of information about a particular loan or borrower known to the Investment Adviser that the Investment Adviser believes may not be known to the pricing service or reflected in a price quote. In this event, the loan is valued at fair value, as defined by the 1940 Act, as determined in good faith under procedures established by the Fund's Board of Trustees and in accordance with the provisions of the 1940 Act. Under these procedures, fair value is determined by the Investment Adviser and monitored by the Fund's Board through a Subcommittee.

In fair valuing a loan, consideration is given to several factors, which may include, among others, the following: (i) the characteristics of and fundamental analytical data relating to the loan, including the cost, size, current interest rate, period until the next interest rate reset, maturity and base lending rate of the loan, the terms and conditions of the loan and any related agreements, and the position of the loan in the borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Fund's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the borrower and the cash flow coverage of outstanding principal and interest, based on an evaluation of its financial condition, financial statements and information about the borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the loan, including price quotations for, and trading in, the loan and interests in similar loans and the market environment and investor attitudes towards the loan and interests in similar loans; (v) the reputation and financial condition of the agent for the loan and any intermediate participants in the loan; (vi) the borrower's management; and (vii) the general economic and market conditions affecting the fair value of the loan. Securities other than senior loans for which reliable market value quotations are not readily available and all other assets will be valued at their respective fair values as determined in good faith by, and under procedures established by, the Board of the Fund. Investments in securities of sufficient credit quality, maturing in 60 days or less from date of acquisition are valued at amortized cost which approximates fair value. To the extent the Fund invests in other registered investment companies, the Fund's NAV is calculated based on the current NAV of the registered investment company in which the Fund invests. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1," inputs other than quoted prices for an asset or liability that are observable are classified as "Level 2" and unobservable inputs, including the Sub-Adviser's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund's investments under these levels of classification is included following the Portfolio of Investments.

For the period ended August 31, 2013, there have been no significant changes to the fair valuation methodologies.

ING Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2013 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the "Pricing Committee" as established by the Fund's Administrator. The Pricing Committee considers all facts they deem relevant that are reasonably available, through either public information or information available to the Investment Adviser or Sub-Adviser, when determining the fair value of the security. In the event that a security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Pricing Committee. When the Fund uses these fair valuation methods that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Pricing Committee believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The methodologies used for valuing securities are not necessarily an indication of the risks of investing in those securities valued in good faith at fair value nor can it be assured the Fund can obtain the fair value assigned to a security if they were to sell the security.

To assess the continuing appropriateness of security valuations, the Pricing Committee may compare prior day prices, prices on comparable securities, and traded prices to the prior or current day prices and the Pricing Committee challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued in good faith at fair value, the Pricing Committee reviews and affirms the reasonableness of the valuation on a regular basis after considering all relevant information that is reasonably available.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund's assets and liabilities. A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments.

B.  Security Transactions and Revenue Recognition. Revolver and delayed draw loans are booked on a settlement date basis. Security transactions and senior loans are accounted for on trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis at the then-current loan rate. The accrual of interest on loans is partially or fully discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. If determined to be uncollectible, unpaid accrued interest is also written off. Cash collections on non-accrual senior loans are generally applied as a reduction to the recorded investment of the loan. Senior loans are generally returned to accrual status only after all past due amounts have been received and the borrower has demonstrated sustained performance. Premium amortization and discount accretion are deferred and recognized over the shorter of four years or the actual term of the loan. Arrangement fees received on revolving credit facilities, which represent non-refundable fees or purchase discounts associated with the acquisition of loans, are deferred and recognized using the effective yield method over the shorter of four years or the actual term of the loan. No such fees are recognized on loans which have been placed on non-accrual status. Arrangement fees associated with all other loans, except revolving credit facilities, are treated as discounts and are accreted as described above. Dividend income is recorded on the ex-dividend date.

C.  Distributions to Shareholders. The Fund declares and goes ex-dividend daily and pays dividends monthly from net investment income. Distributions from capital gains, if any, are declared and paid annually. The Fund may make additional distributions to comply with the distribution requirements of the Internal Revenue Code. The character and amounts of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from U.S. generally

ING Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2013 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

accepted accounting principles for investment companies. The Fund records distributions to its shareholders on the ex-dividend date.

D.  Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund's tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

E.  Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.  Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)  Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. government. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

G.  Forward Foreign Currency Contracts. The Fund has entered into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a currency forward contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign

ING Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2013 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Portfolio of Investments.

During the period ended August 31, 2013, the Fund had average quarterly contract amounts on forward foreign currency contracts to buy and sell of $279,801 and $43,210,678, respectively.

NOTE 3 — INVESTMENTS

For the period ended August 31, 2013, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term investments, totaled $646,306,040 and $376,516,524, respectively. At August 31, 2013, the Fund held senior loans valued at $1,097,301,171 representing 99.6% of its total investments. The fair value of these assets is established as set forth in Note 2.

The senior loans acquired by the Fund typically take the form of a direct lending relationship with the borrower acquired through an assignment of another lender's interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors collateral. In the event that the lead lender becomes insolvent, enters Federal Deposit Insurance Corporation ("FDIC") receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.

Warrants and shares of common stock held in the portfolio were acquired in conjunction with loans held by the Fund. Certain of these shares and warrants are restricted and may not be publicly sold without registration under the '33 Act, or without an exemption under the '33 Act. In some cases, these restrictions expire after a designated period of time after the issuance of the shares or warrants.

Dates of acquisition and cost or assigned basis of restricted securities are as follows:

	Date of Acquisition	Cost or Assigned Basis
Ascend Media (Residual Interest)	01/05/10	$—
Safelite Realty Corporation (30,003 Common Shares)	06/21/01	—
Total Restricted Securities excluding senior loans (fair value $141,914 was 0.00%* of net assets at August 31, 2013)		$—

*  Less than 0.005%

NOTE 4 — MANAGEMENT AND ADMINISTRATION AGREEMENTS

The Fund has entered into an investment management agreement ("Management Agreement") with the Investment Adviser to provide advisory and management services. The Management Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, at an annual rate of 0.80% of the Fund's average daily gross asset value, minus the sum of the Fund's accrued and unpaid dividends on any outstanding preferred shares and accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Fund) ("Managed Assets"). The Fund is sub-advised by ING Investment Management Co. LLC ("ING IM"). Under the sub-advisory agreement, ING IM is responsible for managing the assets of the Fund in accordance with its investment objective and policies, subject

ING Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2013 (Unaudited) (continued)

NOTE 4 — MANAGEMENT AND ADMINISTRATION AGREEMENTS (continued)

to oversight by the Investment Adviser. Both ING IM and the Investment Adviser are indirect, wholly-owned subsidiaries of ING Groep N.V. ("ING Groep") and affiliates of each other.

The Fund has also entered into an Administration Agreement with ING Funds Services, LLC (the "Administrator"), an indirect, wholly-owned subsidiary of ING Groep, to provide administrative services. The Administrator is compensated with a fee, computed daily and payable monthly, at an annual rate of 0.10% of the Fund's Managed Assets.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Each share class of the Fund, except Class I and Class W, has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans"), whereby ING Investments Distributor, LLC (the "Distributor") is compensated by the Fund for expenses incurred in the distribution of the Fund's shares ("Distribution Fees"). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month for actual expenses incurred in the distribution and promotion of the Fund's shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or Shareholder Servicing Fees ("Service Fees") paid to securities dealers who executed a distribution agreement with the Distributor. Under the 12b-1 plans, each class of shares of the Fund pays the Distributor a combined Distribution and/or Service Fee based on average daily net assets at the following annual rates:

Class A	Class B	Class C
0.25%	1.00%	0.75%

During the period ended August 31, 2013, the Distributor waived 0.25% of the Service Fee on Class B shares only.

NOTE 6 — EXPENSE LIMITATIONS

The Investment Adviser has voluntarily agreed to limit expenses, excluding interest, taxes, brokerage commissions, leverage expenses, other investment-related costs and extraordinary expenses, to the following:

Class A — 0.90% of Managed Assets plus 0.45% of average daily net assets
Class B — 0.90% of Managed Assets plus 1.20% of average daily net assets
Class C — 0.90% of Managed Assets plus 0.95% of average daily net assets
Class I — 0.90% of Managed Assets plus 0.20% of average daily net assets
Class W — 0.90% of Managed Assets plus 0.20% of average daily net assets

The Investment Adviser may at a later date recoup from the Fund management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund's expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations for the Fund.

The Expense Limitation Agreement is contractual through July 1, 2014 and shall renew automatically for one-year terms: (i) ING Investments provides 90 days written notice of its termination; and (ii) such termination is approved by the Board; or (iii) the Investment Management Agreement has been terminated.

ING Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2013 (Unaudited) (continued)

NOTE 6 — EXPENSE LIMITATIONS (continued)

As of August 31, 2013, the amount of reimbursed fees that are subject to recoupment by the Investment Adviser, and the related expiration dates are as follows:

August 31,
2014	2015	2016	Total
$2,758	$302,535	$—	$305,293

NOTE 7 — COMMITMENTS

The Fund has entered into a 364-day revolving credit agreement, collateralized by assets of the Fund, to borrow up to $350 million maturing May 16, 2014. Borrowing rates under this agreement are based on a fixed spread over LIBOR, and a commitment fee is charged on the unused portion. There was $201 million of borrowings outstanding at August 31, 2013. Weighted average interest rate on outstanding borrowings was 1.15%, excluding fees related to the unused portion of the facilities, and other fees. The amount of borrowings represented 17.60% of total assets at August 31, 2013. Prepaid arrangement fees are amortized over the term of the agreement. Average borrowings for the period ended August 31, 2013 were $90,754,795 and the average annualized interest rate was 2.56%.

NOTE 8 — SENIOR LOAN COMMITMENTS

As of August 31, 2013, the Fund had unfunded loan commitments pursuant to the terms of the following loan agreements:

Media General Inc.	$4,247,966
$4,247,966

The unrealized appreciation on these commitments of $8,475 as of August 31, 2013 is reported as such on the Statement of Assets and Liabilities.

NOTE 9 — TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

The Fund has adopted a Deferred Compensation Plan (the "Plan"), which allows eligible non-affiliated trustees as described in the Plan to defer the receipt of all or a portion of the trustees fees payable. Amounts deferred are treated as though invested in various "notional" funds advised by ING Investments until distribution in accordance with the Plan.

NOTE 10 — CUSTODIAL AGREEMENT

State Street Bank and Trust Company ("SSB") serves as the Fund's custodian and recordkeeper. Custody fees paid to SSB may be reduced by earnings credits based on the cash balances held by SSB for the Fund. There were no earnings credits for the period ended August 31, 2013.

NOTE 11 — SUBORDINATED LOANS AND UNSECURED LOANS

The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans. The Fund may invest up to 20% of its total assets, measured at the time of investment, in subordinated loans, unsecured debt instruments and other investments, as directed by the Prospectus. As of August 31, 2013, the Fund held no subordinated loans or unsecured loans.

ING Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2013 (Unaudited) (continued)

NOTE 12 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

Year or	Shares sold	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding
period ended	#	#	#	#	#
Class A
08-31-13	10,757,564	120,514	(2,611,162)	—	8,266,916
02-28-13	3,496,999	588,466	(5,188,734)	—	(1,103,269)
Class B
08-31-13	3,476	462	(9,074)	—	(5,136)
02-28-13	7,266	10,674	(804,518)	—	(786,578)
Class C
08-31-13	4,721,548	104,070	(1,453,192)	—	3,372,426
02-28-13	1,803,902	449,094	(3,758,572)	—	(1,505,576)
Class I
08-31-13	4,601,941	17,155	(848,200)	—	3,770,896
02-28-13	1,485,085	12,549	(851,181)	—	646,453
Class W
08-31-13	3,049,637	13,715	(793,017)	—	2,270,335
02-28-13	3,384,632	35,504	(1,245,343)	—	2,174,793
Year or	Shares sold	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
period ended	($)	($)	($)	($)	($)
Class A
08-31-13	144,820,266	1,622,060	(35,173,234)	—	111,269,092
02-28-13	46,022,215	7,701,871	(67,956,379)	—	(14,232,293)
Class B
08-31-13	46,639	6,207	(121,535)	—	(68,689)
02-28-13	93,725	138,368	(10,404,577)	—	(10,172,484)
Class C
08-31-13	63,536,859	1,398,884	(19,552,021)	—	45,383,722
02-28-13	23,749,460	5,872,034	(48,960,218)	—	(19,338,724)
Class I
08-31-13	61,904,486	230,262	(11,397,941)	—	50,736,807
02-28-13	19,560,560	165,242	(11,159,007)	—	8,566,795
Class W
08-31-13	41,151,466	184,738	(10,699,180)	—	30,637,024
02-28-13	44,935,645	464,468	(16,215,843)	—	29,184,270

NOTE 13 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Six Months Ended August 31, 2013	Year Ended February 28, 2013
Ordinary Income	Ordinary Income
$22,555,268	$39,328,479

ING Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2013 (Unaudited) (continued)

NOTE 13 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of February 28, 2013 are detailed below. The Regulated Investment Company Modernization Act of 2010 (the "Act") provides an unlimited carryforward period for newly generated capital losses. Under the Act, there may be a greater likelihood that all or a portion of the Fund's pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.

Undistributed Ordinary	Unrealized Appreciation/	Post-October Capital Losses	Capital Loss Carryforwards
Income	(Depreciation)	Deferred	Amount	Character	Expiration
$2,941,944	$(1,344,562)	$(7,404)	$(80,562,079)	Short-term	2017
			(133,167,631)	Short-term	2018
			(31,805,887)	Short-term	2019
			(32,123,133)	Long-term	None
			$(277,658,730)

The Fund's major tax jurisdictions are U.S. federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2008.

As of August 31, 2013, no provision for income tax is required in the Fund's financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 14 — RESTRUCTURING PLAN

The Investment Adviser, ING IM, the Administrator and the Distributor are indirect, wholly-owned subsidiaries of ING U.S., Inc. ("ING U.S."). ING U.S. is a U.S.-based financial institution whose subsidiaries operate in the retirement, investment, and insurance industries. ING U.S. is a majority-owned subsidiary of ING Groep N.V. ("ING Groep"), which is a global financial institution of Dutch origin, with operations in more than 40 countries.

In October 2009, ING Groep submitted a restructuring plan (the "Restructuring Plan") to the European Commission in order to receive approval for state aid granted to ING Groep by the Kingdom of the Netherlands in November 2008 and March 2009. To receive approval for this state aid, ING Groep was required to divest its insurance and investment management businesses, including ING U.S., before the end of 2013. In November 2012, the Restructuring Plan was amended to permit ING Groep additional time to complete the divestment. Pursuant to the amended Restructuring Plan, ING Groep must divest at least 25% of ING U.S. by the end of 2013, more than 50% by the end of 2014, and the remaining interest by the end of 2016 (such divestment, the "Separation Plan").

In May 2013, ING U.S. conducted an initial public offering of ING U.S. common stock (the "IPO").

On September 13, 2013, ING U.S. filed a new Registration Statement on Form S-1 with the U.S. Securities and Exchange Commission (the "SEC") in connection with another potential public offering of ING U.S. common stock held by ING Groep. ING U.S. will not issue or sell common stock in the offering. On October 23, 2013, ING U.S. announced the pricing of 33 million shares of its common stock being offered by ING Groep in this offering. Closing of the offering is expected to occur on October 29, 2013. ING Groep also granted the underwriters in the offering an option exercisable within 30 days, to acquire up to approximately an additional 5 million shares from ING Groep. This option was exercised in full. ING U.S. will not receive any proceeds from the offering.

ING Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2013 (Unaudited) (continued)

NOTE 14 — RESTRUCTURING PLAN (continued)

ING Groep continues to own a majority of the common stock of ING U.S. ING Groep has stated that it intends to sell its remaining controlling ownership interest in ING U.S. over time. While the base case for the remainder of the Separation Plan is the divestment of ING Groep's remaining interest in one or more broadly distributed offerings, all options remain open and it is possible that ING Groep's divestment of its remaining interest in ING U.S. may take place by means of a sale to a single buyer or group of buyers.

It is anticipated that one or more of the transactions contemplated by the Separation Plan would result in the automatic termination of the existing advisory and sub-advisory agreements under which the Adviser and sub-adviser provide services to the Fund. In order to ensure that the existing investment advisory and sub-advisory services can continue uninterrupted, the Board approved new advisory and sub-advisory agreements for the Fund in connection with the IPO. In addition, shareholders of the Fund were asked to approve new investment advisory and sub-advisory agreements prompted by the IPO, as well as any future advisory and sub-advisory agreements prompted by the Separation Plan that are approved by the Board and whose terms are not be materially different from the current agreements. Shareholders of the Fund approved a new advisory and sub-advisory agreement on June 13, 2013. This means that shareholders may not have another opportunity to vote on a new agreement with the Adviser or an affiliated sub-adviser even if they undergo a change of control, as long as no single person or group of persons acting together gains "control" (as defined in the 1940 Act) of ING U.S.

The Separation Plan, whether implemented through public offerings or other means, may be disruptive to the businesses of ING U.S. and its subsidiaries, including the Adviser and affiliated entities that provide services to the Fund, and may cause, among other things, interruption of business operations or services, diversion of management's attention from day-to-day operations, reduced access to capital, and loss of key employees or customers. The completion of the Separation Plan is expected to result in the Adviser's and affiliated entities loss of access to the resources of ING Groep, which could adversely affect its business. It is anticipated that ING U.S., as a stand-alone entity, may be a publicly held U.S. company subject to the reporting requirements of the Securities Exchange Act of 1934 as well as other U.S. government and state regulations, and subject to the risk of changing regulation.

The separation plan may be implemented in phases. During the time that ING Groep retains a majority interest in ING U.S., circumstances affecting ING Groep, including restrictions or requirements imposed on ING Groep by European and other authorities, may also affect ING U.S. A failure to complete the Separation Plan could create uncertainty about the nature of the relationship between ING U.S. and ING Groep, and could adversely affect ING U.S. and the Adviser and its affiliates. Currently, the Adviser and its affiliates do not anticipate that the Separation Plan will have a material adverse impact on their operations or the Fund and its operation.

SHAREHOLDER PROXY PROPOSALS

At a meeting of the Board on January 10, 2013, the Board nominated 13 individuals (collectively, the "Nominees") for election as Trustees of the Trust. The Nominees include Colleen D. Baldwin, John V. Boyer, Patricia W. Chadwick, Peter S. Drotch, J. Michael Earley, Patrick W. Kenny, Sheryl K. Pressler, Roger B. Vincent and Shaun P. Mathews, each of whom was a current member of the Board. In addition, the Board nominated Albert E. DePrince Jr., Russell H. Jones, Martin J. Gavin, and Joseph E. Obermeyer, each of whom was not a member of the Board at the time, but who served as a director or trustee to other investment companies in the ING Funds complex. The Nominees were approved by shareholders on May 13, 2013. The election of the Nominees was effective on May 21, 2013. These nominations were, in part, the result of an effort on the part of the Board, another board in the ING Funds complex, and the Investment Adviser to the Fund to consolidate the membership of

ING Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2013 (Unaudited) (continued)

NOTE 14 — RESTRUCTURING PLAN (continued)

the boards so that the same members serve on each board in the ING Funds complex. The result is that all ING Funds are now governed by Boards that are comprised of the same individuals.

NOTE 15 — SUBSEQUENT EVENTS

DIVIDENDS DECLARED

Subsequent to August 31, 2013 the Fund declared the following dividends from net investment income:

Class	Per Share Amount	Declaration Date	Record Date	Payable Date
A	$0.06121	Daily	Daily	October 1, 2013
B	$0.05572	Daily	Daily	October 1, 2013
C	$0.05571	Daily	Daily	October 1, 2013
I	$0.06420	Daily	Daily	October 1, 2013
W	$0.06420	Daily	Daily	October 1, 2013

Effective September 12, 2013, Mr. Gavin resigned as Trustee.

The Fund has evaluated events occurring after the Statement of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

  PORTFOLIO OF INVESTMENTS
ING SENIOR INCOME FUND   AS OF AUGUST 31, 2013 (UNAUDITED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: 132.7%
	Aerospace & Defense: 0.1%
1,188,000	Data Device Corp. (DDC), First Lien Term Loan, 8.000%, 07/11/18	$1,170,180	0.1
	Air Transport: 3.2%
10,900,000	American Airlines, Inc., Incremental Term Loan, 4.750%, 06/30/14	10,804,625	1.3
4,324,925	Delta Airlines, Inc., Corporate Term Loan, 4.250%, 04/20/17	4,356,259	0.5
2,985,000	Delta Airlines, Inc., Pacific Routes Term Loan B-1, 4.000%, 10/18/18	2,999,913	0.4
2,294,250	United Airlines, Inc., Term Loan, 4.000%, 03/30/19	2,306,570	0.3
5,750,000	US Airways Group, Inc., Term Loan B1, 4.250%, 05/22/19	5,697,893	0.7
		26,165,260	3.2
	Automotive: 4.2%
1,234,375	BBB Industries, LLC, Term Loan B, 5.501%, 03/27/19	1,239,004	0.1
7,333,654	Chrysler Group LLC, Term Loan B, 4.250%, 05/24/17	7,436,186	0.9
1,616,875	FleetPride Corporation, First Lien Term Loan, 5.250%, 11/19/19	1,576,453	0.2
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	5,168,863	(1)	Fram Group Holdings Inc., First Lien Term Loan, 6.500%, 07/31/17	$5,078,408	0.6
	997,380		Fram Group Holdings Inc., Second Lien Term Loan, 10.500%, 01/29/18	967,459	0.1
	3,200,000	(1)	Goodyear Tire & Rubber Company (The), Second Lien Term Loan, 4.750%, 04/30/19	3,223,981	0.4
	4,792,194		KAR Auction Services, Inc., Term Loan B, 3.750%, 05/19/17	4,825,102	0.6
	648,125		Key Safety Systems, Inc., Term Facility, 4.750%, 05/15/18	655,416	0.1
	1,990,000		Metaldyne, LLC, Term Loan B, 5.000%, 12/18/18	2,009,900	0.2
EUR	1,492,500		Metaldyne, LLC, Term Loan E, 6.500%, 12/15/18	1,986,078	0.2
	3,771,799		Remy International, Inc., Term Loan B, 4.250%, 03/05/20	3,790,658	0.5
	591,660		Schrader International, Lux Term Loan, 5.000%, 04/27/18	599,795	0.1
	455,133		Schrader International, US Term Loan, 5.000%, 04/27/18	461,391	0.0

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING SENIOR INCOME FUND   AS OF AUGUST 31, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Automotive (continued)
548,625		TI Group Automotive Systems, L.L.C., Term Loan B, 5.500%, 03/31/19	$553,254	0.1
487,500		UCI International, Inc., Term Loan B, 5.500%, 07/26/17	490,242	0.1
			34,893,327	4.2
		Building & Development: 2.3%
2,775,000		American Builders & Contractors Supply Co., Inc., Term Loan B, 3.500%, 04/16/20	2,765,462	0.3
1,250,000		Capital Automotive L.P., Second Lien Term Loan, 6.000%, 04/30/20	1,289,063	0.2
4,711,116		Capital Automotive L.P., Term Loan, 4.000%, 04/10/19	4,743,505	0.6
2,549,273		Custom Building Products, Inc., Term Loan B, 6.000%, 12/14/19	2,571,579	0.3
1,475,000	(1)	Minimax Viking GmbH, First lien Term Loan USD, 08/30/20	1,482,375	0.2
1,668,625		NCI Building Systems, Inc., Term Loan, 4.250%, 06/24/19	1,674,882	0.2
1,772,605		Roofing Supply Group, Term Loan B, 5.000%, 05/31/19	1,781,468	0.2
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
2,885,500	Wilsonart LLC, Term Loan B, 4.000%, 10/31/19	$2,871,794	0.3
		19,180,128	2.3
	Business Equipment & Services: 15.2%
3,994,259	Acosta, Inc., Term Loan D, 5.000%, 03/02/18	4,028,210	0.5
2,409,891	Advantage Sales & Marketing, Inc., Upsized First Lien Term Loan, 4.250%, 12/18/17	2,425,958	0.3
1,170,000	Advantage Sales & Marketing, Inc., Upsized Second Lien Term Loan, 8.250%, 06/17/18	1,193,400	0.1
1,250,000	AlixPartners LLP, Second Lien Term Loan, 9.000%, 07/09/21	1,275,391	0.2
3,960,100	AlixPartners LLP, Term Loan B-2, 5.000%, 07/09/20	3,996,711	0.5
2,300,000	Allflex Holdings III, Inc., First Lien Term Loan, 4.250%, 06/15/20	2,307,907	0.3
920,000	Allflex Holdings III, Inc., Second Lien Term Loan, 8.000%, 06/15/21	934,950	0.1
3,249,828	Avaya Inc., Term B-3 Loan, 4.762%, 10/26/17	2,903,722	0.4
4,474,041	Avaya Inc., Term B-5 Loan, 8.000%, 03/30/18	4,241,950	0.5

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING SENIOR INCOME FUND   AS OF AUGUST 31, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Business Equipment & Services (continued)
2,936,739	Catalent Pharma Solutions, Inc., Dollar term-2 Loan, 4.250%, 09/15/17	$2,956,013	0.4
2,006,250	Coinmach Service Corp., First Lien Term Loan, 4.250%, 11/14/19	2,016,783	0.2
5,490,000	CorpSource Finance Holdings, LLC, First Lien Term Loan, 5.250%, 04/30/18	5,503,725	0.7
1,860,000	CorpSource Finance Holdings, LLC, Second Lien, 8.750%, 04/30/19	1,878,600	0.2
955,000	First American Payment Systems, First Lien Term Loan, 5.750%, 09/30/18	958,979	0.1
500,000	First American Payment Systems, Second Lien, 10.750%, 03/30/19	502,500	0.1
2,000,000	First Data Corporation, 2017 New Term Loan, 4.184%, 03/24/17	1,986,562	0.2
5,000,000	First Data Corporation, 2018 Term Loan, 4.184%, 03/24/18	4,964,845	0.6
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	1,094,923	GCA Services, Term Loan B, 5.250%, 11/01/19	$1,099,713	0.1
	8,931,342	Go Daddy Operating Company, LLC, Term Loan, 4.250%, 12/17/18	8,942,506	1.1
	2,155,962	Information Resources, Inc., Term Loan, 4.500%, 12/01/17	2,173,479	0.3
	450,000	Intertrust Group, Term Loan B USD, 4.764%, 02/04/20	448,875	0.1
EUR	1,285,000	Intertrust Group, Term Loan B, 4.673%, 02/04/20	1,694,398	0.2
	1,000,000	ION Trading Technologies Limited, First Lien Term Loan, 4.500%, 05/22/20	1,002,708	0.1
	900,000	ION Trading Technologies Limited, Second Lien Term Loan, 8.250%, 05/21/21	901,688	0.1
	1,250,000	ISS Holding A/S, Term Loan B12, 3.750%, 04/30/18	1,253,125	0.2
	1,425,000	Learning Care Group, Term Loan, 6.000%, 05/08/19	1,427,672	0.2
	4,000,000	Legal Shield, First Lien Term Loan, 7.250%, 05/30/19	3,986,668	0.5

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING SENIOR INCOME FUND   AS OF AUGUST 31, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
			Business Equipment & Services (continued)
	2,000,000		Legal Shield, Second Lien Term Loan, 10.750%, 05/30/20	$1,991,666	0.2
	3,932,532		Mercury Payment Systems LLC, Term Loan B Inc, 5.500%, 07/01/17	3,971,857	0.5
	2,375,000	(1)	Misys (Magic Newco 2 S.a.r.l.), Term Loan USD, 12/12/18	2,386,875	0.3
	2,727,922		Property Data I, Inc., Term Loan B, 7.000%, 01/04/17	2,733,037	0.3
	5,414,552		Quintiles Transnational Corp., B-2, 4.000%, 06/08/18	5,438,241	0.7
	2,100,000		RentPath, Inc., Term Loan B, 6.250%, 05/29/20	2,071,072	0.2
	1,492,500		SGS International, Term Loan, 5.000%, 10/17/19	1,498,097	0.2
	2,530,000		Ship US Bidco, Inc. (Worldpay), Term Loan B2, 5.250%, 11/30/19	2,550,240	0.3
GBP	1,140,000		Ship US Bidco, Inc. (Worldpay), Term Loan C1, 5.757%, 11/30/19	1,775,522	0.2
	780,000		Ship US Bidco, Inc. (Worldpay), Term Loan C2, 4.750%, 11/30/19	784,875	0.1
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
2,600,000	StoneRiver Group, LP, First Lien, 4.500%, 11/30/19	$2,593,500	0.3
370,000	StoneRiver Group, LP, Second Lien, 8.500%, 05/31/20	376,475	0.0
1,716,375	Sungard Data Systems Inc, Term Loan B, Tranche D, 4.500%, 01/31/20	1,739,246	0.2
2,793,000	Sungard Data Systems Inc, Term Loan B, Tranche E, 4.000%, 03/15/20	2,820,324	0.3
3,625,913	SurveyMonkey.com, LLC, Term Loan B, 5.500%, 02/07/19	3,655,282	0.4
614,444	Sutherland Global Services, Term Loan Cayman, 7.250%, 03/06/19	615,981	0.1
1,360,556	Sutherland Global Services, Term Loan US, 7.250%, 03/06/19	1,363,957	0.2
1,194,008	Transfirst Holdings, Inc., First Lien Term Loan, 4.750%, 12/27/17	1,195,252	0.1
287,078	U.S. Security Associates Holdings, Inc., Delayed Draw Term Loan, 6.000%, 07/28/17	289,770	0.0
1,656,084	U.S. Security Associates Holdings, Inc., New Term Loan, 6.000%, 07/28/17	1,671,609	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING SENIOR INCOME FUND   AS OF AUGUST 31, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Business Equipment & Services (continued)
	1,995,000	Vestcom International, Inc., Term Loan, 7.000%, 12/26/18	$1,985,025	0.2
	748,125	Wash Multi- Family Services, USD Term Loan, 5.250%, 02/21/19	751,866	0.1
	2,201,240	Web.com Group, Inc., Term Loan, 4.500%, 10/27/17	2,224,628	0.3
	10,625,015	West Corp, Term Loan B-8, 3.750%, 07/15/18	10,650,473	1.3
	995,000	WIS International, First Lien, 5.750%, 12/20/18	999,975	0.1
	500,000	WIS International, Second Lien, 10.250%, 6/01/19	507,500	0.1
			125,649,383	15.2
		Cable & Satellite Television: 4.8%
	1,750,000	Mediacom Broadband LLC, Term LoanH, 3.250%, 01/01/21	1,742,606	0.2
	2,000,000	New Wave Communications, Including Add on Term Loan B, 5.000%, 04/30/20	2,004,376	0.2
EUR	569,012	Numericable (YPSO France SAS), Term Loan B (Acq) 1-II (Formerly extended), 4.878%, 06/16/16	756,326	0.1
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
EUR	984,400	Numericable (YPSO France SAS), Term Loan B (Acq) 2-II (Formerly extended), 4.878%, 06/16/16	$1,308,457	0.2
EUR	1,946,588	Numericable (YPSO France SAS), Term Loan B (Recap) 1-II (Formerly extended), 4.878%, 06/16/16	2,587,389	0.3
	3,945,927	RCN Cable, Term Loan B, 5.250%, 02/25/20	3,968,123	0.5
	2,219,144	San Juan Cable LLC, First Lien, 6.000%, 06/09/17	2,241,336	0.3
	3,330,000	UPC Broadband Holding B.V, Term Loan AH, 3.250%, 06/30/21	3,318,901	0.4
	6,000,000	Virgin Media Investment Holdings Limited, Term Loan B USD, 3.500%, 06/08/20	5,979,678	0.7
GBP	3,250,000	Virgin Media Investment Holdings Limited, Term Loan B, 4.500%, 06/05/20	5,066,287	0.6
	2,388,000	WaveDivision Holdings LLC, New Term Loan B, 4.000%, 10/01/19	2,394,467	0.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING SENIOR INCOME FUND   AS OF AUGUST 31, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
			Cable & Satellite Television (continued)
	7,880,630		Wideopenwest Finance, LLC, Term LoanB, 4.750%, 03/27/19	$7,952,667	1.0
				39,320,613	4.8
			Chemicals & Plastics: 8.3%
	3,060,000	(1)	Armacell, First lien Term Loan USD, 5.500%, 06/30/20	3,021,750	0.4
	4,937,500	(1)	Arysta LifeScience Corporation, First Lien Term Loan, 4.500%, 05/29/20	4,956,016	0.6
	5,739,375		Axalta Coating Systems (fka DuPont Performance Coatings), Term Loan B USD, 4.750%, 02/03/20	5,785,652	0.7
EUR	922,688		Axalta Coating Systems (fka DuPont Performance Coatings), Term Loan B, 5.250%, 02/03/20	1,231,634	0.1
	1,560,747		AZ Chem US Inc., Term Loan B, 5.250%, 12/22/17	1,577,819	0.2
	1,135,021		Chemtura Corporation, Term Loan, 5.500%, 08/29/16	1,144,953	0.1
	301,617		Cyanco Intermediate Corp., Term Loan B, 5.500%, 05/01/20	304,256	0.0
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	650,000		Houghton International, Inc., Second Lien Term Loan, 9.500%, 12/20/20	$657,312	0.1
	3,984,248	(1)	Houghton International, Inc., USD First Lien Term Loan, 4.000%, 12/20/19	3,979,267	0.5
	10,441,870		Ineos US Finance LLC, Cash Dollar Term Loan, 4.000%, 05/04/18	10,376,608	1.3
EUR	998,663		Ineos US Finance LLC, Term Loan, 4.250%, 05/04/18	1,316,378	0.2
	1,212,925		KLEOPATRA LUX 2 S.À. R.L, New Term Loan B, 5.750%, 12/21/16	1,222,022	0.1
	3,450,000		MacDermid, Inc., First Lien Term Loan, 4.000%, 06/07/20	3,454,312	0.4
	2,205,613		Monarch (Allnex S.a.r.l.), First Lien Term Loan B-1, 4.500%, 10/03/19	2,219,398	0.3
	1,144,387		Monarch (Allnex S.a.r.l.), First Lien Term Loan B-2, 4.500%, 10/03/19	1,151,539	0.1
EUR	1,650,000	(1)	Monarch (Allnex S.a.r.l.), First Lien Term Loan, 4.750%, 10/01/19	2,184,768	0.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING SENIOR INCOME FUND   AS OF AUGUST 31, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
			Chemicals & Plastics (continued)
	250,000		Monarch (Allnex S.a.r.l.), Second Lien Term Loan, 8.250%, 04/01/20	$256,250	0.0
	3,165,000		Oxea S.a.r.l., First Lien Term Loan USD, 4.250%, 12/04/19	3,167,928	0.4
EUR	2,200,000	(1)	Oxea S.a.r.l., First Lien Term Loan, 4.500%, 12/04/19	2,911,208	0.3
	1,100,000		Oxea S.a.r.l., Second Lien Term Loan USD, 8.250%, 06/04/20	1,100,000	0.1
	2,200,000		Royal Adhesives & Sealants, First Lien Term Facility, 5.500%, 08/01/18	2,226,125	0.3
	4,250,000		Tronox Pigments (Netherlands) BV, Term Loan, 4.500%, 03/19/20	4,299,585	0.5
	7,407,074		Univar Inc., Term Loan B, 5.000%, 06/30/17	7,262,407	0.9
	2,923,000		Vantage Specialties Inc., Term Loan B, 5.000%, 02/11/18	2,944,922	0.4
				68,752,109	8.3
			Clothing/Textiles: 0.6%
	3,295,000		Herff Jones, Inc., First Lien Term Loan, 5.500%, 06/21/19	3,307,330	0.4
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
			Clothing/Textiles (continued)
	157,527		Totes Isotoner Corporation, Delayed Draw First Lien Term Loan, 7.292%, 07/07/17	$158,019	0.0
	1,519,229		Totes Isotoner Corporation, First Lien Add On, 7.255%, 07/07/17	1,523,977	0.2
				4,989,326	0.6
			Conglomerates: 1.7%
	2,466,047		Affinion Group, Inc., First Lien Term Loan, 6.500%, 10/09/16	2,377,037	0.3
	1,241,778		Jason Incorporated, Term Loan, 5.000%, 02/28/19	1,244,882	0.1
	3,980,000		ServiceMaster Company, Term Loan, 4.250%, 01/31/17	3,881,328	0.5
	500,000	(1)	Spectrum Brands, Inc., Term Loan C, 08/31/19	501,060	0.1
CAD	737,284		Spectrum Brands, Inc., Term Loan, 5.111%, 12/17/19	698,324	0.1
	870,865		Spectrum Brands, Inc., US Term Loan, 4.576%, 12/17/19	878,485	0.1
	3,590,000		Waterpik, First Lien, 5.750%, 07/01/20	3,536,150	0.4
	1,191,000		WireCo WorldGroup, Inc., Term Loan B, 6.000%, 02/15/17	1,196,955	0.1
				14,314,221	1.7

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING SENIOR INCOME FUND   AS OF AUGUST 31, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Containers & Glass Products: 4.0%
	500,000	Berlin Packaging, LLC, First Lien Term Loan, 4.750%, 04/02/19	$503,594	0.1
	3,291,750	Berry Plastics Corporation, Term D Loan, 3.500%, 02/01/20	3,272,059	0.4
	895,500	Bway Holding Corporation, Term Loan B, 4.500%, 08/07/17	904,455	0.1
	2,000,000	EveryWare, Inc., Term Loan, 7.500%, 04/17/20	2,019,376	0.2
	3,007,813	Husky Injection Molding Systems, Ltd, Term Loan B, 4.250%, 06/30/18	3,016,274	0.4
	2,085,000	Otter Products, Term Loan B, 5.250%, 04/29/19	2,096,063	0.2
	3,400,000	Pact Group (USA) Inc., Term Loan, 3.750%, 05/29/20	3,385,084	0.4
	2,291,274	Pro Mach, Inc., Term Loan, 5.000%, 07/06/17	2,307,026	0.3
EUR	969,496	Reynolds Group Holdings Inc., Term Loan, 5.000%, 09/28/18	1,290,647	0.2
	9,449,959	Reynolds Group Holdings Inc., USD Term Loan, 4.750%, 09/28/18	9,528,431	1.1
	2,673,000	TricorBraun, Term Loan, 4.000%, 05/03/18	2,685,251	0.3
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
1,310,540		WNA Holdings Inc (a.k.a Waddington Group), USD Term Loan (Canadian Borrower), 4.500%, 06/07/20	$1,316,273	0.2
711,898		WNA Holdings Inc (a.k.a Waddington Group), USD Term Loan (US Borrower), 4.500%, 05/23/20	715,013	0.1
			33,039,546	4.0
		Cosmetics/Toiletries: 1.2%
2,200,000		KIK Custom Products, Inc., First Lien, 5.500%, 04/29/19	2,184,875	0.3
3,200,000	(1)	Revlon Consumer Products Corporation, Add-On Term Loan B, 08/19/19	3,204,000	0.4
4,463,813		Sun Products Corporation (The), Term Loan B, 5.500%, 03/23/20	4,329,898	0.5
			9,718,773	1.2
		Diversified Insurance: 3.3%
3,980,000		Alliant Holdings, I, LLC,Term Loan B, 5.000%, 12/20/19	4,002,356	0.5
4,923,310		AmWINS Group, Inc., Term Loan, 5.000%, 09/06/19	4,954,081	0.6
4,426,509	(1)	Applied Systems Inc., First Lien Term Loan, 4.250%, 12/08/16	4,459,708	0.5

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING SENIOR INCOME FUND   AS OF AUGUST 31, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Diversified Insurance (continued)
650,000	Applied Systems Inc., Second Lien Term Loan, 8.250%, 06/08/17	$657,110	0.1
1,900,000	Cooper Gay Swett & Crawford, Ltd., First Lien Term Loan, 5.000%, 04/16/20	1,905,937	0.2
1,400,000	Cooper Gay Swett & Crawford, Ltd., Second Lien Term Loan, 8.250%, 10/15/20	1,422,166	0.2
3,785,000	National Financial Partners Corp., Term Loan B, 5.250%, 06/25/20	3,806,291	0.5
2,936,990	Sedgwick Holdings, Inc., First Lien Term Loan, 4.250%, 06/12/18	2,949,839	0.3
3,373,050	USI, Inc., Term Loan B, 5.000%, 12/27/19	3,395,818	0.4
		27,553,306	3.3
	Drugs: 0.3%
2,887,500	Jazz Pharmaceuticals Inc., Tranche 1, 3.500%, 06/12/18	2,898,328	0.3
	Ecological Services & Equipment: 1.6%
3,067,569	4L Holdings Inc.,Term Loan B, 6.763%, 05/07/18	3,069,461	0.4
8,472,500	ADS Waste Holdings, Inc.,Term Loan B, 4.250%, 10/09/19	8,510,889	1.0
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
			Ecological Services & Equipment (continued)
	909,049	(1)	Waste Industries USA, Inc., New Term Loan B, 03/17/17	$913,594	0.1
	691,250		WCA Waste Corporation, Term Loan B-1, 4.000%, 03/23/18	693,410	0.1
				13,187,354	1.6
			Electronics/Electrical: 10.9%
	1,333,333	(1)	Aspect Software, Inc., Term Loan, 05/09/16	1,340,544	0.2
	4,486,250		Attachmate Corporation, First Lien Term Loan, 7.250%, 11/22/17	4,528,708	0.6
	1,000,000		Blackboard Inc., Second Lien Term Loan B, 11.500%, 04/04/19	1,017,500	0.1
	6,062,514		Blackboard Inc., Term Loan B-2, 6.250%, 10/04/18	6,115,562	0.7
	4,665,000		Blue Coat Systems, Inc., First Lien Term Loan, 4.500%, 05/31/19	4,679,578	0.6
	1,850,000		Blue Coat Systems, Inc., Second Lien Term Loan, 9.500%, 06/28/20	1,863,875	0.2
EUR	3,850,000	(1)	BMC Software, Inc., Term Loan, 08/19/20	5,104,784	0.6
	3,550,000	(1)	BMC Software, Inc., U.S. Term Loan, 08/19/20	3,553,330	0.4

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING SENIOR INCOME FUND   AS OF AUGUST 31, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
			Electronics/Electrical (continued)
	2,100,000	(1)	Dealer Computer Services Inc., Second Lien Term Loan, 02/19/21	$2,151,188	0.3
	7,900,000	(1)	Dealer Computer Services Inc., Term Loan B, 08/19/20	7,959,953	1.0
	4,812,218		Epicor Software Corporation, Term Loan, 4.500%, 05/16/18	4,846,808	0.6
	3,000,000		Eze Castle Software, Inc., First Lien Term Loan, 4.750%, 04/06/20	3,016,251	0.4
	225,000		Eze Castle Software, Inc., Second Lien Term Loan, 8.750%, 03/18/21	228,234	0.0
	7,323,884		Freescale Semiconductor, Inc., Tranche B-4 Term Loan, 5.000%, 03/01/20	7,376,528	0.9
	1,000,000		Greeneden U.S. Holdings II, L.L.C., Add On Term Loan, 4.000%, 02/08/20	1,001,875	0.1
EUR	1,995,000		Greeneden U.S. Holdings II, L.L.C., Term Loan, 4.750%, 02/08/20	2,651,464	0.3
	1,399,219		Hyland Software, Inc., First Lien Term Loan, 5.500%, 10/25/19	1,406,740	0.2
	6,011,321		Infor (US), Inc., Term Loan B2, 5.250%, 04/05/18	6,052,649	0.7
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
3,848,766	Kronos Incorporated, First Lien Term Loan, 4.500%, 10/30/19	$3,875,226	0.5
558,697	Microsemi Corporation, Term Loan, 3.750%, 02/19/20	561,723	0.1
1,684,350	Open Link Financial, Inc., Term Loan, 7.750%, 10/30/17	1,690,666	0.2
5,666,013	RedPrairie Corporation, First Lien Term Loan, 6.750%, 12/21/18	5,734,475	0.7
1,400,000	RedPrairie Corporation, Second Lien Term Loan, 11.250%, 12/20/19	1,432,959	0.2
1,095,619	Riverbed Technology, Inc., Term Loan, 4.000%, 12/18/19	1,105,754	0.1
5,180,721	Sabre Inc., Term B Facility, 5.250%, 02/19/19	5,239,005	0.6
2,584,303	SS&C Technologies Inc., Term Loan B-1, 3.500%, 06/07/19	2,588,588	0.3
268,258	SS&C Technologies Inc., Term Loan B-2, 3.500%, 06/07/19	268,425	0.0
855,263	Websense, Inc., Second Lien Term Loan, 8.250%, 12/27/20	858,470	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING SENIOR INCOME FUND   AS OF AUGUST 31, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Electronics/Electrical (continued)
1,735,000		Websense, Inc., Term Loan B, 4.500%, 06/27/20	$1,735,000	0.2
			89,985,862	10.9
		Equipment Leasing: 0.2%
250,000		Brock Holdings, Inc., New Second Lien Term Loan, 10.000%, 03/16/18	253,958	0.0
1,118,882		Brock Holdings, Inc., New Term Loan B, 6.009%, 03/16/17	1,130,071	0.2
			1,384,029	0.2
		Equity REITs and REOCs: 0.5%
1,700,000		Guggenheim Partners Investment Management Holdings, LLC, Term Loan B, 4.250%, 07/31/20	1,718,595	0.2
2,486,835		Nuveen Investments, Inc., First Lien Term Loan, 4.182%, 05/13/17	2,485,281	0.3
			4,203,876	0.5
		Financial Intermediaries: 0.8%
2,775,000	(1)	Duff & Phelps, Term Loan, 4.500%, 04/23/20	2,785,406	0.3
2,901,770		MIP Delaware, LLC, Term Loan, 4.000%, 03/09/20	2,923,533	0.4
1,097,250		MoneyGram International, Inc., Term Loan B, 4.250%, 04/01/20	1,105,022	0.1
			6,813,961	0.8
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
			Food Products: 3.6%
	3,482,500		Advance Pierre Foods, First Lien Term Loan B, 5.750%, 07/10/17	$3,524,579	0.4
	3,000,000		Advance Pierre Foods, Second Lien Term Loan, 9.500%, 10/10/17	3,060,000	0.4
	2,794,667		Atkins Nutritionals Holdings II, Inc., First Lien Term Loan, 6.250%, 01/02/19	2,805,147	0.3
	4,450,000		CSM Bakery Supplies, First Lien Term Loan, 4.750%, 06/30/20	4,422,187	0.5
	1,000,000		CSM Bakery Supplies, Second Lien Term Loan, 8.500%, 06/30/21	990,000	0.1
EUR	7,100,000	(1)	D.E. Master Blenders, Term Loan B2, 10/01/18	9,431,891	1.1
	1,995,000		Dole Food Company, Inc., Term Loan, 3.752%, 04/01/20	1,996,782	0.3
	2,055,639		NPC International, Term Loan B, 4.500%, 12/28/18	2,071,057	0.3
GBP	750,000	(1)	United Biscuits Holdco Limited, Term Loan B1, 07/31/20	1,173,073	0.2
				29,474,716	3.6

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING SENIOR INCOME FUND   AS OF AUGUST 31, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Food Service: 1.8%
1,181,017		Hearthside Food Solutions, LLC, Term Loan, 6.500%, 06/07/18	$1,186,922	0.1
3,213,438		Landry's Restaurants, Term Loan, 4.750%, 04/24/18	3,239,949	0.4
3,900,000		OSI Restaurant Partners, Inc., Term Loan, 3.500%, 10/09/19	3,901,626	0.5
1,240,625		P.F. Chang's China Bistro, Inc., Term Loan B, 5.250%, 06/30/19	1,258,459	0.2
4,987,500		Weight Watchers International, Inc., Term Loan B-2, 3.750%, 04/02/20	4,922,039	0.6
			14,508,995	1.8
		Food/Drug Retailers: 1.7%
905,472		Albertsons LLC, Term Loan B1, 4.250%, 03/21/16	911,886	0.1
2,585,778		Albertsons LLC, Term Loan B2, 4.750%, 03/21/19	2,593,535	0.3
2,066,250	(1)	Del Taco, Term Loan, 6.250%, 10/01/18	2,076,581	0.2
2,892,750		Rite Aid Corporation, Tranche 6 Term Loan, 4.000%, 02/21/20	2,903,580	0.4
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	2,514,250		Roundys Supermarkets, Inc., Term Loan B, 5.750%, 02/13/19	$2,474,965	0.3
	1,844,743		Sprouts Farmers Market, Term Loan, 4.000%, 04/23/20	1,852,814	0.2
	1,594,736		Supervalu, Term Loan, 5.000%, 03/21/19	1,602,212	0.2
				14,415,573	1.7
			Forest Products: 0.1%
	648,375		Xerium Technologies, Inc., Term Loan B, 6.250%, 05/01/19	653,643	0.1
			Health Care: 10.0%
	970,125		ATI Physical Therapy, Term Loan B, 5.750%, 12/20/19	981,645	0.1
	1,500,000		BSN Medical, Term Loan B1A, 4.000%, 08/28/19	1,508,437	0.2
EUR	375,000	(1)	BSN Medical, Term Loan B2B, 4.000%, 08/28/19	499,066	0.1
	3,134,368	(1)	CHG Medical Staffing, Inc., Upsized First Lien Term Loan, 5.000%, 11/19/19	3,162,775	0.4
	400,000		CHG Medical Staffing, Inc., Upsized Second Lien Term Loan, 9.000%, 11/19/20	410,000	0.0

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING SENIOR INCOME FUND   AS OF AUGUST 31, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Health Care (continued)
2,168,873		ConvaTec, Dollar Term Loan, 5.000%, 12/22/16	$2,186,025	0.3
3,250,646		DJO Finance LLC, Tranche B-3 Term Loan, 4.750%, 09/15/17	3,283,153	0.4
1,583,556		Emdeon, Inc., B-2, 3.750%, 11/02/18	1,589,495	0.2
2,541,957		Envision Healthcare Corporation, Term Loan B, 4.000%, 05/25/18	2,551,034	0.3
1,000,000		Genex Services, Inc., First Lien Term Loan B, 5.250%, 06/26/18	1,010,000	0.1
3,140,000		Harvard Drug Group LLC, Term Loan B-1, 5.000%, 08/15/20	3,167,475	0.4
4,282,305		Iasis Healthcare LLC, Term B-2, 4.500%, 05/03/18	4,313,087	0.5
1,842,375		Immucor, Inc., Term B-2 loan, 5.000%, 08/17/18	1,856,961	0.2
7,417,712	(1)	Kinetic Concepts, Inc., Incremental Term D-1, 4.500%, 05/04/18	7,476,438	0.9
3,795,000		MedSolutions Holdings, Inc., TermLoan B, 6.500%, 06/30/19	3,802,116	0.5
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
7,459,414		Onex Carestream Finance LP, First Lien, 5.000%, 06/07/19	$7,520,022	0.9
1,515,000		Onex Carestream Finance LP, Second Lien, 9.500%, 11/30/19	1,512,159	0.2
950,000		Packaging Coordinators, Inc., First Lien Term Loan B, 5.500%, 05/31/20	947,625	0.1
5,672,296	(1)	Par Pharmaceutical Companies, Term Loan B, 4.250%, 09/30/19	5,662,251	0.7
2,970,100	(1)	Pharmaceutical Product Development, Inc., Term Loan B-1, 4.250%, 12/05/18	2,989,824	0.4
1,728,169		Press Ganey, First Lien, 4.250%, 04/20/18	1,736,810	0.2
189,474		Press Ganey, Second Lien, 8.250%, 08/31/18	190,895	0.0
1,163,882		Select Medical Corporation, Series C Term Loan B, 4.002%, 06/01/18	1,168,722	0.1
1,310,646		Skilled Healthcare Group, Inc., Term Loan B, 6.788%, 04/08/16	1,302,455	0.2
700,000		Steward Health Care System LLC, Term Loan B, 6.750%, 03/30/20	684,250	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING SENIOR INCOME FUND   AS OF AUGUST 31, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Health Care (continued)
2,210,744	(1)	Surgical Care Affiliates LLC, Class C Term Loan, 4.250%, 06/29/18	$2,225,224	0.3
548,625		Truven Health, Inc., Term Loan B, 4.500%, 05/23/19	550,847	0.1
3,669,603		United Surgical Partners International, Inc., Incremental Term Loan, 4.750%, 04/01/19	3,701,712	0.4
12,153,925		Valeant Pharmaceuticals International, Inc., Series E Tranche B, 4.500%, 08/31/20	12,280,532	1.5
1,990,000		VWR International Inc., Term Loan B-1, 4.182%, 04/03/17	1,998,706	0.2
			82,269,741	10.0
		Home Furnishings: 1.2%
4,975,000		AOT Bedding Super Holdings, LLC, Term Loan B, 5.000%, 10/01/19	4,999,875	0.6
746,547		Hillman Group (The), Inc., Term Loan B, 4.250%, 05/31/17	753,545	0.1
500,000		Monitronics International, Inc., Add-on Term Loan, 4.250%, 03/23/18	502,500	0.1
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	3,423,156		Monitronics International, Inc., Term Loan B, 4.250%, 03/23/18	$3,440,272	0.4
	41,606		Tempur-Pedic International, Inc., Term LoanB, 3.500%, 03/18/20	41,273	0.0
				9,737,465	1.2
			Industrial Equipment: 7.8%
	4,706,375		Accudyne Industries LLC,Term Loan, 4.000%, 12/13/19	4,688,359	0.6
	749,367		Alliance Laundry Systems LLC , First Lien Term Loan, 4.250%, 12/10/18	752,177	0.1
	1,343,250		Ameriforge Group Inc., First Lien Term Loan, 5.000%, 12/19/19	1,348,287	0.2
	582,500		Ameriforge Group Inc., Second Lien Term Loan, 8.750%, 01/30/21	591,239	0.1
	3,917,688		Apex Tool Group, Term Loan B, 4.500%, 01/31/20	3,938,193	0.5
	1,500,000	(1)	CeramTec GmbH, Term Loan B USD, 08/30/20	1,501,875	0.2
EUR	875,000	(1)	CeramTec GmbH, Term Loan B, 08/30/20	1,163,645	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING SENIOR INCOME FUND   AS OF AUGUST 31, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
			Industrial Equipment (continued)
	1,995,000		Doncasters Group Limited, First Lien Term Loan USD, 5.500%, 04/09/20	$2,016,197	0.2
	2,178,123		Edwards (Cayman Islands II) Limited (aka BOC Edwards), Term Loan B, 4.750%, 03/26/20	2,185,611	0.3
	7,000,000	(1)	Gardner Denver, Inc., Term Loan B USD, 4.250%, 07/30/20	6,978,524	0.8
EUR	2,285,714		Gardner Denver, Inc., Term Loan B, 4.750%, 07/30/20	3,020,230	0.4
	5,102,944		Generac Power Systems, Inc., Term Loan B, 3.500%, 05/29/20	5,070,990	0.6
	5,780,000		Harvey Gulf International Marine, LLC, Term Loan B, 5.500%, 06/14/20	5,816,125	0.7
	2,800,000		International Equipment Solutions, LLC, Term Loan, 6.750%, 08/31/19	2,770,250	0.3
	12,000,000	(1)	Rexnord Corporation / RBS Global, Inc., First Lien Term Loan, 4.000%, 08/30/20	11,887,500	1.4
	5,720,000	(1)	Schaeffler AG, Term Loan C USD, 4.250%, 01/27/17	5,751,431	0.7
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
EUR	2,000,000		Schaeffler AG, Term Loan C, 4.750%, 01/27/17	$2,654,477	0.3
	827,967	(1)	Sensus Metering Systems Inc., New First Lien Term Loan, 4.750%, 05/09/17	820,205	0.1
EUR	853,856		Terex Corporation, Term Loan Euro Tranche, 5.000%, 04/28/17	1,144,690	0.1
	730,901		Terex Corporation, Term Loan, 4.500%, 04/28/17	740,586	0.1
				64,840,591	7.8
			Leisure Good/Activities/Movies: 4.1%
	4,634,525		24 Hour Fitness Worldwide, Inc., Term Loan B, 5.250%, 04/22/16	4,685,217	0.6
	2,468,875		Delta2 Sarl Luxembourg (Formula One World Championship), Term Loan B, 4.500%, 04/30/19	2,492,021	0.3
	2,493,750		Equinox Holdings, Inc., First Lien Term Loan, 4.506%, 01/31/20	2,509,336	0.3
	500,000		Equinox Holdings, Inc., Second Lien Term Loan, 9.750%, 06/30/20	503,125	0.1
	1,817,500		FGI Operating, Add-On Term Loan, 5.500%, 04/19/19	1,826,587	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING SENIOR INCOME FUND   AS OF AUGUST 31, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Leisure Good/Activities/Movies (continued)
5,179,000		Getty Images, Inc, Term Loan B, 4.750%, 10/18/19	$5,004,209	0.6
2,625,000		Kasima, LLC (aka Digital Cinema Implementation Partners), Term Loan, 3.250%, 05/15/21	2,618,437	0.3
2,100,000		Live Nation Entertainment, Inc., Term Loan B, 3.500%, 08/16/20	2,106,562	0.3
162,857		NEP/NCP Holdco, Inc, Second Lien, 9.500%, 07/23/20	167,404	0.0
447,750		NEP/NCP Holdco, Inc, Term Loan B, 4.750%, 01/22/20	450,689	0.0
3,213,288		SRAM, LLC, First Lien Term Loan, 4.018%, 04/10/20	3,205,217	0.4
760,000		TWCC Holding Corporation, Second Lien Term Loan, 7.000%, 11/20/20	782,800	0.1
775,000		Warner Music Group, Incremental Term Loan, 3.750%, 07/01/20	776,453	0.1
2,690,188		Wilton Brands, Inc., Term Loan, 7.500%, 08/31/18	2,688,506	0.3
3,985,000	(1)	Zuffa, LLC, Term Loan, 4.500%, 02/25/20	4,002,434	0.5
			33,818,997	4.1
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Lodging & Casinos: 6.2%
1,340,000		American Casino and Entertainment Properties LLC, First Lien Term Loan, 6.000%, 07/02/20	$1,356,750	0.2
5,700,000	(1)	Boyd Gaming Corporation, Term Loan B, 4.000%, 08/14/20	5,726,722	0.7
1,501,111		Caesars Entertainment Operating Company, Inc., Term Loan B4 (Incremental), 9.500%, 10/31/16	1,496,732	0.2
2,022,584		Caesars Entertainment Operating Company, Inc., Term Loan B5, 4.434%, 01/28/18	1,779,152	0.2
7,861,600		Caesars Entertainment Operating Company, Inc., Term Loan B6, 5.434%, 01/28/18	7,070,527	0.8
1,275,000		Caesars Octavius, LLC, Term Loan, 9.250%, 04/25/17	1,286,156	0.1
3,678,087		Cannery Casino Resorts, LLC, First Lien Term Loan, 6.000%, 10/02/18	3,681,765	0.4
997,500		Centaur Acquisition, LLC, First Lien Term Loan, 5.250%, 02/21/19	1,002,488	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING SENIOR INCOME FUND   AS OF AUGUST 31, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Lodging & Casinos (continued)
500,000		Centaur Acquisition, LLC, Second Lien Term Loan, 8.750%, 02/21/20	$505,000	0.1
1,690,010	^,(2),(3)	Fontainebleau Las Vegas, LLC ,Term Loan, 06/06/14	371,802	0.0
845,005	^,(2),(3)	Fontainebleau Las Vegas, LLC, Delayed Draw Term Loan, 06/06/14	185,901	0.0
809,013		Global Cash Access, Inc., Term Loan, 4.000%, 03/01/16	809,013	0.1
1,315,181		Golden Nugget, Inc., Delayed Draw Term Loan, 3.210%, 06/30/14	1,301,619	0.2
2,301,144		Golden Nugget, Inc., First Lien Term Loan, 3.210%, 06/30/14	2,277,414	0.3
550,000		Horseshoe Baltimore, Funded Term Loan B, 8.250%, 05/31/20	566,500	0.1
3,385,000	(1)	Peppermill Casinos, Inc., Term Loan B, 7.250%, 10/31/19	3,448,442	0.4
1,350,000		Pinnacle Entertainment, Inc., Term Loan B1, 3.750%, 08/09/16	1,356,734	0.2
2,100,000		Pinnacle Entertainment, Inc., Term Loan B2, 3.750%, 08/09/20	2,111,787	0.2
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
10,500,000	(1)	Scientific Games International, Inc., Term Loan B, 09/30/20	$10,423,434	1.3
4,239,375		Station Casinos LLC, Term Loan, 5.000%, 02/28/20	4,284,418	0.5
528,306		Twin River Management Group, Inc., Term Loan B, 5.250%, 09/01/18	534,579	0.1
			51,576,935	6.2
		Nonferrous Metals/Minerals: 0.9%
2,723,175		Constellium Holdco BV, Term Loan B USD, 6.000%, 03/25/20	2,811,678	0.3
2,057,656		Fairmount Minerals, Ltd., Term Loan B, 5.250%, 03/15/17	2,060,656	0.3
750,000		Murray Energy Corporation, Term Loan B, 4.750%, 05/24/19	750,937	0.1
447,733		Noranda Aluminum Acquisition Corp., Term Loan, 5.750%, 02/28/19	426,466	0.1
1,000,000		Oxbow Carbon LLC, Term B Facility, 4.250%, 07/19/19	1,007,500	0.1
			7,057,237	0.9
		Oil & Gas: 1.5%
5,415,000	(1)	Bronco Midstream Funding, LLC, Term Loan, 5.000%, 08/15/20	5,415,000	0.7

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING SENIOR INCOME FUND   AS OF AUGUST 31, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Oil & Gas (continued)
345,270		Crestwood Holdings LLC, Term Loan, 7.000%, 05/30/19	$351,744	0.0
5,250,148		FTS International, Inc. (fka FracTech), Term Loan (HoldCo), 8.500%, 05/06/16	5,158,270	0.6
1,300,000		Samson Investment Company, Second Lien Term Loan, 6.000%, 09/25/18	1,312,675	0.2
			12,237,689	1.5
		Publishing: 4.2%
811,941	^	Caribe Media Inc., Term Loan, 10.000%, 11/18/14	738,867	0.1
5,934,328	^,(2),(3)	Cengage Learning, Inc., Extended Term Loan B, 07/05/17	4,276,425	0.5
1,596,000		Cenveo Corporation, Term Loan B, 6.250%, 02/13/17	1,605,975	0.2
1,290,379		Dex Media East, LLC, Term Loan, 6.000%, 10/24/14	1,004,560	0.1
1,397,249		Dex Media West, LLC, Term Loan due 10/24/2014, 8.000%, 10/24/14	1,180,675	0.1
760,873		Flint Group Holdings S.A.R.L., Term Loan B7 AEB, 5.550%, 12/31/16	750,886	0.1
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
320,098		Flint Group Holdings S.A.R.L., Term Loan B7 AFB, 5.550%, 12/31/16	$315,897	0.0
2,122,344		Flint Group Holdings S.A.R.L., Term Loan B9 new add- on, 5.550%, 12/31/16	2,094,489	0.3
1,155,731		Flint Group Holdings S.A.R.L., Term Loan C7, 5.550%, 12/31/16	1,140,562	0.1
1,515,303	^,(3)	HIBU PLC (fka Yell Group PLC), New Term Loan B, 07/31/14	334,720	0.0
1,496,250		McGraw Hill Global Education, Term Loan B, 9.000%, 03/22/19	1,514,953	0.2
371,341		Merrill Communications, LLC, Term Loan B, 7.308%, 03/08/18	375,518	0.1
1,748,234		Nelson Canada, First Lien-C, 2.810%, 07/03/14	1,500,203	0.2
2,145,458		Penton Media, Inc., Term LoanB, 6.000%, 08/01/14	2,102,549	0.3
3,485,145		R.H. Donnelley Corporation, Term Loan, 9.750%, 10/24/14	2,598,611	0.3
7,000,000	(1)	Springer Science + Business Media S.A., Term Loan B USD, 08/01/20	6,962,081	0.8

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING SENIOR INCOME FUND   AS OF AUGUST 31, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
			Publishing (continued)
EUR	1,250,000	(1)	Springer Science + Business Media S.A., Term Loan B, 08/01/20	$1,656,366	0.2
	5,997,242		SuperMedia, Inc., Term Loan, 11.600%, 12/30/16	4,711,583	0.6
				34,864,920	4.2
			Radio & Television: 4.7%
	1,281,106		Barrington Broadcasting Group, Term Loan B, 7.500%, 06/14/17	1,281,907	0.2
	6,921,330		Clear Channel Communications, Inc.,Term Loan B, 3.832%, 01/29/16	6,471,444	0.8
	4,723,915		Cumulus Media Holdings Inc., First Lien Term Loan B, 4.500%, 09/17/18	4,766,213	0.6
	1,936,853		Cumulus Media Holdings Inc., Second Lien Term Loan B, 7.500%, 09/16/19	1,983,460	0.2
	1,208,333		Entercom Communications Corporation, B-1, 5.008%, 11/23/18	1,223,186	0.1
	1,700,000		Entravision Communications Corporation, Term Loan B, 3.500%, 05/29/20	1,686,188	0.2
	646,744		FoxCo Acquisition, LLC, Term Loan B, 5.500%, 07/31/17	651,319	0.1
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	500,000		Hubbard Radio LLC, Tranche 1 Term Loan, 4.500%, 0 4/29/19	$502,708	0.1
	1,745,625		Nine Entertainment, Term Loan, 3.504%, 02/05/20	1,737,988	0.2
	710,500		Raycom TV Broadcasting, LLC, Term Loan B, 4.250%, 05/31/17	710,500	0.1
	1,608,267		Salem Communications Corporation, Term Loan B, 4.500%, 03/31/20	1,621,668	0.2
EUR	1,530,613		TDF SA, Extended Term Loan B, 3.128%, 01/29/16	1,967,617	0.2
EUR	1,530,613		TDF SA, Term Loan C, 4.117%, 01/29/16	1,967,617	0.2
	8,478,750		Univision Communications, Inc. ,Term LoanC 2, 4.500%, 02/13/20	8,492,002	1.0
	3,740,625		Univision Communications, Inc., New First Lien Term Loan 2020, 4.000%, 03/01/20	3,721,533	0.5
				38,785,350	4.7
			Retailers (Except Food & Drug): 9.8%
	5,122,293		Academy Ltd., Term Loan (2012 refi), 4.500%, 08/03/18	5,157,109	0.6
EUR	1,525,000	(1)	Action Holding B.V., Facility C, 09/30/19	2,015,060	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING SENIOR INCOME FUND   AS OF AUGUST 31, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
			Retailers (Except Food & Drug) (continued)
GBP	3,000,000		B&M Retail Ltd, Facility B, 6.011%, 02/28/20	$4,644,480	0.6
	13,528,120	(1)	BJs Wholesale Club, First Lien Term Loan, 4.250%, 09/26/19	13,559,830	1.6
	2,363,364		BJs Wholesale Club, Second Lien Term Loan, 9.750%, 03/26/20	2,416,048	0.3
	2,729,375		Harbor Freight Tools USA, Inc., Term Loan, 4.750%, 12/31/19	2,756,669	0.3
	1,657,240		Jo-Ann Stores, Inc., Term Loan B, 4.000%, 03/18/18	1,662,419	0.2
	1,269,814		Leslies Poolmart, Inc., Term Loan, 5.250%, 10/16/19	1,282,512	0.2
	2,793,000		Michaels Stores, Inc., Term Loan B, 3.750%, 01/28/20	2,802,309	0.3
	2,851,285		Neiman Marcus Group, Inc, Term Loan B, 4.000%, 05/16/18	2,854,849	0.3
	1,585,357		Northern Tool & Equipment Company, Inc., Term Loan, 7.001%, 12/10/19	1,600,220	0.2
	3,880,061		Ollie's Holdings, Inc., Term Loan, 5.250%, 09/25/19	3,897,037	0.5
	5,128,750		OneStopPlus, Term LoanB Add-on, 5.500%, 02/05/20	5,157,599	0.6
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	7,970,000	(1)	Party City Holdings Inc., Term Loan B, 4.250%, 07/29/19	$7,977,444	1.0
	1,829,516		Pep Boys, Term Loan B, 5.000%, 10/11/18	1,843,216	0.2
EUR	1,000,000		Picard Groupe, Senior secured FRNs - 144A, 4.476%, 07/31/19	1,340,612	0.2
	789,280		Pilot Travel Centers LLC, Incremental Term Loan B, 4.250%, 08/07/19	793,884	0.1
	2,203,182		Pilot Travel Centers LLC, Term LoanB, 3.750%, 03/30/18	2,203,182	0.3
	3,073,276		Savers, Term Loan B, 5.000%, 07/09/19	3,105,930	0.4
	1,451,625		Sleepy's Holdings, LLC, Term Loan, 5.750%, 03/30/19	1,462,512	0.2
	4,148,854		Toys "R" Us, Inc., Term Loan B-1, 6.000%, 09/01/16	4,091,160	0.5
	657,774		Toys "R" Us, Inc., Term Loan B-2, 5.250%, 05/25/18	638,452	0.1
	949,292		Toys "R" Us, Inc., Term Loan B-3, 5.250%, 05/25/18	920,220	0.1
EUR	3,506,330		Vivarte S.A.S., New Term B2 Finartex, 5.077%, 03/31/18	4,023,320	0.5

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING SENIOR INCOME FUND   AS OF AUGUST 31, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
			Retailers (Except Food & Drug) (continued)
	2,482,112		Yankee Candle Company, Inc., Term Loan B, 5.250%, 04/02/19	$2,505,898	0.3
				80,711,971	9.8
			Steel: 1.9%
	15,947,462	(1)	FMG Resources (August 2006) Pty Ltd, Term Loan, 5.250%, 10/18/17	16,028,300	1.9
			Surface Transport: 0.5%
	1,194,000		Baker Tanks, Inc., Term Loan, 4.250%, 02/15/20	1,194,498	0.1
	3,302,563		Wabash National Corporation, Term Loan B, 4.500%, 05/15/19	3,325,955	0.4
				4,520,453	0.5
			Telecommunications: 6.8%
	1,890,500		Alcatel-Lucent, US Term Loan, 5.750%, 01/30/19	1,903,492	0.2
EUR	2,412,875		Alcatel-Lucent, Term Loan, 6.250%, 01/30/19	3,209,233	0.4
	11,135,849		Asurion, LLC, Incremental Tranche B-1 Term Loan, 4.500%, 05/24/19	11,021,016	1.3
	2,860,000		Asurion, LLC, Incremental Tranche B-2 Term Loan, 3.500%, 06/21/20	2,745,600	0.3
	2,736,250		Consolidated Communications, Inc.,Term Loan B-3, 5.250%, 12/31/18	2,764,469	0.3
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
1,000,000		Cricket Communications, Inc., Term Loan C, 4.750%, 04/16/20	$1,005,417	0.1
4,548,387	(1)	Global Tel*Link Corporation, First Lien Term Loan, 5.000%, 05/23/20	4,472,579	0.6
850,000		Global Tel*Link Corporation, Second Lien Term Loan, 9.000%, 11/23/20	828,219	0.1
584,320		Hawaiian Telcom Communications, Inc., Term Loan B, 5.000%, 05/31/19	586,511	0.1
2,675,000		Level 3 Financing, Inc, Tranche B 2020 Term Loan, 4.000%, 01/15/20	2,682,506	0.3
4,000,000		Level 3 Financing, Inc, Tranche B-II 2019 Term Loan, 4.750%, 08/01/19	4,019,972	0.5
2,000,000		Level 3 Financing, Inc, Tranche B-III 2019 Term Loan, 4.000%, 08/01/19	2,005,834	0.3
4,225,000	(1)	Lightower Fiber Networks, First Lien, 4.500%, 04/13/20	4,235,562	0.5
600,000		Securus Technologies, Inc., First Lien Term Loan, 4.750%, 04/19/20	592,250	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING SENIOR INCOME FUND   AS OF AUGUST 31, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
			Telecommunications (continued)
3,970,000			Syniverse Holdings, Inc., Term Loan B, 5.000%, 04/23/19	$3,997,294	0.5
4,023,896			U.S. Telepacific Corp, First Lien Term Loan, 5.750%, 02/23/17	4,028,926	0.5
5,803,609			Zayo Group, LLC, Term Loan B, 4.500%, 07/02/19	5,835,802	0.7
				55,934,682	6.8
			Utilities: 2.7%
700,000			Channelview Cogeneration, Term Loan, 4.250%, 05/15/20	701,750	0.1
4,593,846			Dynegy Inc., B-2 Term Loan, 4.000%, 04/23/20	4,574,896	0.5
2,447,881			EquiPower Resources Holdings, LLC, Term Loan B, 5.500%, 12/21/18	2,461,651	0.3
2,000,000	(1)		EquiPower Resources Holdings, LLC, Term Loan C, 12/15/19	2,011,250	0.2
2,500,000			La Frontera Generation, LLC, Term Loan, 4.500%, 09/30/20	2,514,845	0.3
2,830,241	(2	),(3)	Longview Power, LLC, Extended Term Loan, 7.188%, 10/31/17	1,581,397	0.2
442,355			Race Point Power, Race Point Power II Term Loan, 7.750%, 01/11/18	443,461	0.1
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
12,292,525		Texas Competitive Electric Holdings Company LLC, Extended Term Loans, 4.712%, 10/10/17	$8,355,082	1.0
			22,644,332	2.7
		Total Senior Loans ( Cost $1,103,807,070 )	1,097,301,172	132.7
Shares			Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: 0.6%
231	@,X	AR Broadcasting (Warrants)	—	0.0
888,534	@,R,X	Ascend Media (Residual Interest)	—	0.0
2,913,549		Carador Placing	2,855,278	0.3
2,609	@,X,(3)	Caribe Media Inc.	—	0.0
109,874	@	Cumulus Media Inc. (Class A Common Shares)	527,395	0.1
18,583	@	Dex Media Inc.	172,264	0.0
9	@,X	Faith Media Holdings, Inc. (Residual Interest)	174,607	0.1
24,471	@	Glodyne Techoserve, Ltd.	2,034	0.0
748,143	@,X	GTS Corp.	—	0.0
29,687	@	Hawaiian Telcom	736,535	0.1
9,788	@	Mega Brands	143,128	0.0
106,702	@,X	Northeast Biofuels (Residual Interest)	—	0.0
30,003	@,R,X	Safelite Realty Corporation	141,914	0.0
19,404	@,X	U.S. Shipping Partners, L.P.	—	0.0

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING SENIOR INCOME FUND   AS OF AUGUST 31, 2013 (UNAUDITED) (CONTINUED)

Shares		Borrower/ Tranche Description	Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS (continued)
275,292	@,X	U.S. Shipping Partners, L.P. (Contingency Rights)	$—	0.0
		Total Equities and Other Assets ( Cost $3,125,209 )	4,753,155	0.6
		Total Investments ( Cost $1,106,932,279 )	$1,102,054,327	133.3
		Liabilities in Excess of Other Assets	(275,395,361)	(33.3)
		Net Assets	$826,658,966	100.0

*  Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates.

†  Unless otherwise indicated, principal amount is shown in USD.

@  Non-income producing security

R  Restricted Security

X  Fair value determined by ING Funds Valuation Committee appointed by the Board of Directors/Trustees.

^  This Senior Loan Interest is non-income producing.

(1)  Trade pending settlement. Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.

(2)  The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy code.

(3)  Loan is on non-accrual basis.

CAD  Canadian Dollar

EUR  EU Euro

GBP  British Pound

  Cost for federal income tax purposes is $1,108,317,195.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$19,440,735
Gross Unrealized Depreciation	(25,703,603)
Net Unrealized Depreciation	$(6,262,868)

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING SENIOR INCOME FUND   AS OF AUGUST 31, 2013 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of August 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2013
Asset Table
Investments, at fair value
Equities and Other Assets	$4,434,600	$2,034	$316,521	$4,753,155
Senior Loans	—	1,097,301,172	—	1,097,301,172
Total Investments, at fair value	$4,434,600	$1,097,303,206	$316,521	$1,102,054,327
Other Financial Instruments+
Unfunded commitments	—	8,475	—	8,475
Forward Foreign Currency Contracts	—	320,438	—	320,438
Total Assets	$4,434,600	$1,097,632,119	$316,521	$1,102,383,240
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(29,932)	$—	$(29,932)
Total Liabilities	$—	$(29,932)	$—	$(29,932)

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts and unfunded commitments which are fair valued at the unrealized gain (loss) on the instrument.

At August 31, 2013, the following forward foreign currency contracts were outstanding for the ING Senior Income Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
State Street Bank	Canadian Dollar	878,000	Sell	03/15/13	$851,179	$833,385	$17,794
State Street Bank	EU Euro	32,249,300	Sell	03/15/13	42,899,470	42,596,826	302,644
State Street Bank	Swedish Krona	7,478,000	Sell	03/15/13	11,555,604	11,585,536	(29,932)
							$290,506

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of August 31, 2013 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$320,438
Total Asset Derivatives		$320,438
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$29,932
Total Liability Derivatives		$29,932

The effect of derivative instruments on the Fund's Statement of Operations for the period ended August 31, 2013 was as follows:

Derivatives not accounted for as hedging instruments	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income Foreign currency related transactions*
Foreign exchange contracts	$9,768
Total	$9,768
Derivatives not accounted for as hedging instruments	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income Foreign currency related transactions*
Foreign exchange contracts	$(323,481)
Total	$(323,481)

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING SENIOR INCOME FUND   AS OF AUGUST 31, 2013 (UNAUDITED) (CONTINUED)

*  Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at August 31, 2013:

State Street Bank
Assets:
Forward foreign currency contracts	$320,438
Total Assets	$320,438
Liabilities:
Forward foreign currency contracts	$29,932
Total Liabilities	$29,932
Net OTC derivative instruments by counterparty, at fair value	$290,506
Total collateral pledged by Fund/(Received from counterparty)	$—
Net Exposure(1)	$290,506

(1)  Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

ING Senior Income Fund

ADDITIONAL INFORMATION (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Registrant uses to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Registrant's website at www.inginvestment.com; and (3) on the SEC's website at www.sec.gov. Information regarding how the Registrant voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Registrant's website at www.inginvestment.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Registrant files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Registrant's Forms N-Q are available on the SEC's website at www.sec.gov. The Registrant's Forms N-Q may be reviewed and copied at the Commissions Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Registrant by calling Shareholder Services toll-free at (800) 992-0180.

ING Senior Income Fund

SHAREHOLDER MEETING INFORMATION (Unaudited)

A special meeting of shareholders of the ING Senior Income Fund Registrant was held May 13, 2013, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.

Proposals:

1  To approve a new investment advisory agreement for the fund with ING Investments prompted by the IPO, and to approve, under certain circumstances, any future advisory agreements prompted by Change of Control Events that occur as part of the Separation Plan.

2  To approve a new investment sub-advisory agreement between ING Investments and ING IM with respect to certain Funds prompted by the IPO, and to approve, under certain circumstances, any future sub-advisory agreements prompted by Change of Control Events that occur as part of the Separation Plan.

4  To elect 13 nominees to the Board of Trustees (the "Board") of the Trusts.

	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Senior Income Fund	1	*	15,971,693.619	480,083.686	793,641.658	7,845,474.105	25,090,893.068
	2	*	15,930,135.131	504,309.078	810,974.754	7,845,474.105	25,090,893.068
	Proposal		For All	Withhold All	For all Except	Broker non-vote	Total Shares Voted
Colleen D. Baldwin	4	*	24,150,209.646	940,683.422	0.000	0.000	25,090,893.068
John V. Boyer	4	*	24,157,249.437	933,643.631	0.000	0.000	25,090,893.068
Patricia W. Chadwick	4	*	24,134,136.214	956,756.854	0.000	0.000	25,090,893.068
Albert E. DePrince, Jr.	4	*	24,151,590.367	939,302.701	0.000	0.000	25,090,893.068
Peter S. Drotch	4	*	24,160,050.050	930,843.018	0.000	0.000	25,090,893.068
J. Michael Earley	4	*	24,157,445.183	933,447.885	0.000	0.000	25,090,893.068
Martin J. Gavin	4	*	24,157,007.342	933,885.726	0.000	0.000	25,090,893.068
Russell H. Jones	4	*	24,167,255.764	923,637.304	0.000	0.000	25,090,893.068
Patrick W. Kenny	4	*	24,162,233.196	928,659.872	0.000	0.000	25,090,893.068
Shaun P. Mathews	4	*	24,150,129.388	940,763.680	0.000	0.000	25,090,893.068
Joseph E. Obermeyer	4	*	24,162,879.605	928,013.463	0.000	0.000	25,090,893.068
Sheryl K. Pressler	4	*	24,142,348.493	948,544.575	0.000	0.000	25,090,893.068
Roger B. Vincent	4	*	24,157,633.547	933,259.521	0.000	0.000	25,090,893.068

*  Proposals deferred; adjourned to June 13, 2013

A special meeting of shareholders of the ING Senior Income Fund Registrant was held June 13, 2013, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.

	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Senior Income Fund	1	*	18,015,704.436	555,531.548	1,017,622.835	6,804,917.942	26,393,776.761
	2	*	17,962,873.984	577,647.398	1,048,337.437	6,804,917.942	26,393,776.761
	Proposal		For All	Withhold All	For all Except	Broker non-vote	Total Shares Voted
Colleen D. Baldwin	4	*	25,449,660.716	944,116.045	0.000	0.000	26,393,776.761
John V. Boyer	4	*	25,456,781.576	936,995.185	0.000	0.000	26,393,776.761
Patricia W. Chadwick	4	*	25,434,188.284	959,588.477	0.000	0.000	26,393,776.761
Albert E. DePrince, Jr.	4	*	25,451,265.496	942,511.265	0.000	0.000	26,393,776.761
Peter S. Drotch	4	*	25,460,693.035	933,083.726	0.000	0.000	26,393,776.761
J. Michael Earley	4	*	25,458,689.168	935,087.593	0.000	0.000	26,393,776.761
Martin J. Gavin	4	*	25,457,059.412	936,717.349	0.000	0.000	26,393,776.761
Russell H. Jones	4	*	25,467,898.749	925,878.012	0.000	0.000	26,393,776.761
Patrick W. Kenny	4	*	25,460,653.813	933,122.948	0.000	0.000	26,393,776.761
Shaun P. Mathews	4	*	25,450,942.169	942,834.592	0.000	0.000	26,393,776.761
Joseph E. Obermeyer	4	*	25,462,974.590	930,802.171	0.000	0.000	26,393,776.761
Sheryl K. Pressler	4	*	25,441,799.563	951,977.198	0.000	0.000	26,393,776.761
Roger B. Vincent	4	*	25,456,602.164	937,174.597	0.000	0.000	26,393,776.761

*  Proposals passed

Investment Adviser

ING Investments, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Sub-Adviser

ING Investment Management Co. LLC

230 Park Avenue

New York, New York 10169

Administrator

ING Funds Services, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Institutional Investors and Analysts

Call ING Senior Income Fund

1-800-336-3436

Written Requests

Please mail all account inquiries and other comments to:

ING Senior Income Fund

c/o ING Funds Services, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Distributor

ING Investments Distributor, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Toll-Free Shareholder Information

Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information, at (800) 992-0180

For more complete information, or to obtain a prospectus on any ING fund, please call your Investment Professional or ING Funds Distributor, LLC at (800) 992-0180 or log on to www.inginvestment.com. The prospectus should be read carefully before investing. Consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

SAR-USIF

(0813-102513)

ITEM 2.                          CODE OF ETHICS.

Not required for semi-annual filing.

ITEM 3.                          AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual filing.

ITEM 4.                          PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual filing.

ITEM 5.                          AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for semi-annual filing.

ITEM 6.                          SCHEDULE OF INVESTMENTS.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.                          DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not required for semi-annual filing.

ITEM 8.                          PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.         PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None.

ITEM 10.                   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board.  The Committee currently consists of all Independent Trustees of the Board (6 individuals).  The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met.  Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees.  A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating Committee.  To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

ITEM 11.                   CONTROLS AND PROCEDURES.

(a)                                 Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)                                 There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.                   EXHIBITS.

(a)(1)                  The Code of Ethics is not required for the semi-annual filing.

(a)(2)                 A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)                  Not required for semi-annual filing.

(b)                                 The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Senior Income Fund

By	/s/	Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/	Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 5, 2013

By	/s/	Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 5, 2013